Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.8%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	555	596
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,546
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	915	1,007
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	2,178
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	795	925
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	298
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	169
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	170	193
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	500	582
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,250	1,425
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	780	931
Alabama GO	5.000%	8/1/27	245	285
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	400
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/22	1,070	1,106
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,510	4,103
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,590	8,056
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	9,603
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	6,720	7,808
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,175	4,831
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	2,550	2,651
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	619
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	605	661
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,791

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,858
	Auburn University College & University Revenue	5.000%	6/1/28	385	443
	Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,136
	Auburn University College & University Revenue	5.000%	6/1/48	7,560	8,858
	Birmingham Water Works Board Water Revenue, Prere.	4.000%	1/1/27	250	281
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	1,890	2,214
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,512
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,559
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	585
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	293
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	293
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,142
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	285	311
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,443
					80,692
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	188
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	16,085
	Anchorage AK GO	4.000%	9/1/22	1,500	1,530
					17,803
Arizona (1.1%)
	Arizona COP, ETM	5.000%	10/1/22	8,000	8,238
	Arizona COP, ETM	5.000%	10/1/24	75	83
	Arizona COP, ETM	5.000%	10/1/25	3,620	4,109
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	306
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	328
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,092
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,124
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,589
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,061
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	160	163
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	740	754
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	2,954
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	581
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,864
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	875
	Arizona School Facilities Board COP, ETM	5.000%	9/1/23	1,190	1,267
	Arizona State University (Arizona State University Projects) COP	5.000%	9/1/23	1,515	1,612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	397
Arizona Transportation Board Government Fuel Sales Tax Revenue	5.000%	7/1/27	2,485	2,714
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,121
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	125	127
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	296
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	561
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,382
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	820
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	393
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	614
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	800
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	1,600	1,764
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	115	127
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	854
Maricopa County AZ COP	5.000%	7/1/22	2,900	2,954
Maricopa County Community College District GO	5.000%	7/1/23	100	106
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,663
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,127
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	683
Phoenix AZ GO	4.000%	7/1/22	460	467
Phoenix AZ GO	4.000%	7/1/24	2,015	2,156
Phoenix AZ GO	4.000%	7/1/25	2,100	2,245
Phoenix AZ GO	5.000%	7/1/25	9,695	10,932
Phoenix AZ GO	5.000%	7/1/26	650	754
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	6,025	7,482
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	2,000	2,452
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	1,645	2,017
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	1,175	1,197
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	923
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/27	250	273
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,020
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,514
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,382
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	7,075	7,890
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/45	2,010	2,198
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	190	222
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	1,065	1,329
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,525	3,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	174
	Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	1,981
	Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,154
	Phoenix IDA College & University Revenue	5.250%	6/1/34	250	254
	Phoenix IDA College & University Revenue	5.000%	6/1/42	10	10
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	105	107
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,231
	Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	312
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	863
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	270	291
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	730
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,815	2,856
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,594
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,235	2,491
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	22
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,202
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,693
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	16,840
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	463
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,239
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,194
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,192
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,208
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	3,130	3,906
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	152
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,114
					166,808
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/22	2,500	2,542
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	450	446
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,296
	Springdale School District No. 50 GO	4.000%	6/1/33	395	399

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,364
					6,047
California (16.3%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,739
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	220
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,613
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	547
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	573
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	453
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,361
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	330
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	117
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	314
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project)	5.000%	10/1/49	4,615	5,165
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,048
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,733
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,072
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	6,225
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	5.000%	10/1/29	2,975	3,703
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,120
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,069
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,121
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,101
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,150	1,275
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,070	2,113
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,120
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	7,500	6,685
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	565	628
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,095
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.340%	4/1/24	1,000	1,001
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	101
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	1,100	1,108
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	105
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	845
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	1,070	1,123
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	10
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	55	58
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,110
	Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	105
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	385	405
	Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	280	295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,315	5,763
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,965	4,358
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,724
Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	79
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	953
California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	3,840	3,884
California Department of Water Resources Water Revenue	5.000%	12/1/22	420	435
California Department of Water Resources Water Revenue	5.000%	12/1/22	1,615	1,675
California Department of Water Resources Water Revenue	5.000%	12/1/23	130	140
California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,275
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	150
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,825
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	247
California Educational Facilities Authority College & University Revenue	4.000%	1/1/39	1,000	1,106
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,647
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	650	744
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	184
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	2,000	2,848
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,495	2,139
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	3,910	5,698
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	433
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	11,058
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	133
California GO	5.000%	2/1/22	675	675
California GO	5.000%	2/1/22	1,010	1,010
California GO	5.000%	3/1/22	110	110
California GO	5.000%	4/1/22	10,000	10,077
California GO	5.000%	5/1/22	105	106
California GO	5.000%	8/1/22	1,315	1,345
California GO	5.000%	8/1/22	570	583
California GO	5.000%	8/1/22	100	102
California GO	4.000%	9/1/22	2,900	2,960
California GO	5.000%	9/1/22	200	205
California GO	5.000%	9/1/22	500	513
California GO	5.000%	9/1/22	185	190
California GO	5.000%	9/1/22	100	103
California GO	5.000%	9/1/22	100	103
California GO	5.250%	9/1/22	1,310	1,346
California GO	5.000%	10/1/22	385	397

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	10/1/22	20	21
California GO	5.000%	10/1/22	5,785	5,958
California GO	5.250%	10/1/22	255	263
California GO	5.000%	11/1/22	2,260	2,336
California GO	5.000%	11/1/22	350	362
California GO	5.000%	12/1/22	325	337
California GO	5.000%	2/1/23	1,415	1,415
California GO	5.000%	2/1/23	725	756
California GO	4.000%	3/1/23	225	233
California GO	5.000%	3/1/23	3,125	3,269
California GO	5.000%	4/1/23	1,935	2,030
California GO	5.000%	8/1/23	210	223
California GO	5.000%	8/1/23	125	133
California GO	5.000%	8/1/23	1,015	1,077
California GO	5.000%	8/1/23	755	801
California GO	5.000%	8/1/23	100	106
California GO	5.000%	8/1/23	1,250	1,327
California GO	5.000%	9/1/23	200	205
California GO	5.000%	9/1/23	145	154
California GO	5.000%	9/1/23	1,140	1,213
California GO	5.000%	9/1/23	1,535	1,634
California GO	5.000%	9/1/23	130	138
California GO	5.000%	9/1/23	23,000	24,482
California GO	5.000%	9/1/23	200	213
California GO	4.000%	10/1/23	300	315
California GO	5.000%	10/1/23	360	384
California GO	5.000%	10/1/23	2,485	2,652
California GO	4.000%	11/1/23	205	216
California GO	5.000%	11/1/23	160	171
California GO	5.000%	11/1/23	385	412
California GO	5.000%	11/1/23	150	161
California GO	5.000%	12/1/23	315	338
California GO	5.000%	12/1/23	575	617
California GO	5.000%	12/1/23	1,100	1,180
California GO	5.000%	2/1/24	200	208
California GO	4.000%	3/1/24	175	186
California GO	5.000%	3/1/24	1,645	1,778
California GO	5.000%	3/1/24	260	281
California GO	5.000%	4/1/24	910	986
California GO	5.000%	4/1/24	400	434
California GO	5.000%	5/1/24	325	353
California GO	5.000%	8/1/24	5,410	5,927
California GO	5.000%	8/1/24	890	975
California GO	5.000%	8/1/24	400	438
California GO	5.000%	8/1/24	2,000	2,191
California GO	5.000%	8/1/24	15	16
California GO	5.000%	8/1/24	625	685
California GO	5.000%	9/1/24	1,010	1,110
California GO	5.000%	9/1/24	2,975	3,268
California GO	4.000%	10/1/24	1,875	2,016
California GO	5.000%	10/1/24	100	110
California GO	5.000%	10/1/24	460	507
California GO	5.000%	10/1/24	7,275	8,013
California GO	5.000%	10/1/24	100	110
California GO	5.000%	11/1/24	150	166
California GO	5.000%	11/1/24	3,140	3,467
California GO	5.000%	12/1/24	1,250	1,342
California GO	5.000%	12/1/24	6,345	6,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/24	1,000	1,107
	California GO	5.000%	2/1/25	2,000	2,000
	California GO	5.500%	2/1/25	150	169
	California GO	5.000%	3/1/25	4,045	4,504
	California GO	5.000%	3/1/25	600	668
	California GO	5.000%	4/1/25	300	335
	California GO	5.000%	4/1/25	175	195
	California GO	5.000%	8/1/25	2,380	2,682
	California GO	5.000%	8/1/25	830	935
	California GO	5.000%	8/1/25	500	564
	California GO	5.000%	8/1/25	265	299
	California GO	5.000%	9/1/25	895	1,011
	California GO	5.000%	9/1/25	400	452
	California GO	5.000%	9/1/25	215	243
	California GO	5.000%	9/1/25	2,000	2,259
	California GO	5.000%	9/1/25	100	113
	California GO	5.000%	10/1/25	1,110	1,222
	California GO	5.000%	10/1/25	735	809
	California GO	5.000%	10/1/25	1,020	1,155
	California GO	5.000%	10/1/25	25	28
	California GO	4.000%	11/1/25	1,240	1,362
	California GO	5.000%	11/1/25	250	284
	California GO	5.000%	11/1/25	1,030	1,169
	California GO	5.000%	11/1/25	485	519
	California GO	5.000%	12/1/25	6,115	6,955
	California GO	5.000%	2/1/26	880	918
	California GO	3.000%	3/1/26	2,875	3,064
	California GO	4.000%	3/1/26	5,070	5,603
	California GO	5.000%	3/1/26	12,670	14,072
	California GO	5.000%	3/1/26	980	1,088
	California GO	5.000%	4/1/26	2,015	2,312
	California GO	4.000%	8/1/26	400	446
	California GO	5.000%	8/1/26	100	116
	California GO	5.000%	8/1/26	9,905	11,466
	California GO	5.000%	8/1/26	900	996
	California GO	5.000%	8/1/26	1,800	2,023
	California GO	5.000%	8/1/26	3,550	4,109
	California GO	5.000%	8/1/26	100	116
	California GO	5.000%	9/1/26	1,825	2,117
	California GO	5.000%	9/1/26	1,580	1,780
	California GO	5.000%	9/1/26	60	70
	California GO	5.000%	10/1/26	100	105
	California GO	5.000%	10/1/26	455	501
	California GO	5.000%	10/1/26	1,500	1,744
	California GO	5.000%	10/1/26	100	110
	California GO	5.000%	11/1/26	2,020	2,353
	California GO	5.000%	11/1/26	3,665	4,270
	California GO	5.000%	11/1/26	100	110
[6]	California GO	5.000%	2/1/27	830	973
	California GO	5.000%	2/1/27	275	287
	California GO	5.000%	3/1/27	1,740	1,932
	California GO	5.000%	3/1/27	3,090	3,431
	California GO	5.000%	4/1/27	3,635	4,279
	California GO	5.000%	8/1/27	510	590
	California GO	5.000%	8/1/27	3,245	3,752
	California GO	5.000%	8/1/27	330	371
	California GO	5.000%	8/1/27	150	166
	California GO	5.000%	8/1/27	6,060	7,189

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/27	100	102
California GO	5.000%	9/1/27	325	346
California GO	5.000%	9/1/27	3,130	3,626
California GO	5.000%	9/1/27	2,175	2,520
California GO	4.000%	10/1/27	10,175	11,564
California GO	5.000%	10/1/27	205	215
California GO	5.000%	10/1/27	170	187
California GO	5.000%	10/1/27	1,170	1,393
California GO	5.000%	10/1/27	6,000	7,144
California GO	5.000%	11/1/27	500	535
California GO	5.000%	11/1/27	1,565	1,867
California GO	5.000%	11/1/27	225	268
California GO	5.000%	11/1/27	3,680	4,390
California GO	3.000%	3/1/28	4,370	4,750
California GO	5.000%	3/1/28	500	555
California GO	5.000%	4/1/28	12,500	15,062
California GO	5.000%	8/1/28	3,320	3,832
California GO	5.000%	8/1/28	3,550	4,098
California GO	5.000%	8/1/28	5,175	6,136
California GO	5.000%	8/1/28	530	595
California GO	5.000%	8/1/28	425	504
California GO	5.000%	8/1/28	7,020	8,519
California GO	4.000%	9/1/28	125	127
California GO	4.000%	9/1/28	200	222
California GO	5.000%	9/1/28	1,050	1,117
California GO	5.000%	9/1/28	1,550	1,793
California GO	5.000%	9/1/28	425	478
California GO	5.000%	10/1/28	1,000	1,100
California GO	5.000%	10/1/28	930	1,023
California GO	5.000%	10/1/28	21,000	25,569
California GO	5.000%	11/1/28	26,865	32,766
California GO	5.000%	2/1/29	5,300	5,524
California GO	5.000%	8/1/29	1,585	1,826
California GO	5.000%	8/1/29	190	225
California GO	5.000%	8/1/29	655	736
California GO	5.000%	8/1/29	100	115
California GO	5.000%	8/1/29	130	144
California GO	3.000%	9/1/29	105	111
California GO	5.000%	9/1/29	550	634
California GO	5.000%	10/1/29	250	275
California GO	5.000%	10/1/29	11,660	14,493
California GO	5.000%	10/1/29	5,000	5,243
California GO	5.000%	10/1/29	8,595	9,801
California GO	5.000%	10/1/29	3,000	3,729
California GO	5.000%	10/1/29	10,000	12,430
California GO	5.000%	11/1/29	2,500	2,674
California GO	5.000%	11/1/29	17,940	22,335
California GO	5.000%	11/1/29	8,300	10,334
California GO	5.000%	11/1/29	400	476
California GO	5.000%	11/1/29	1,330	1,656
California GO	5.000%	12/1/29	100	107
California GO	5.000%	3/1/30	160	177
California GO	5.000%	8/1/30	140	161
California GO	5.000%	8/1/30	6,990	8,271
California GO	5.000%	8/1/30	50	55
California GO	5.000%	8/1/30	1,150	1,291
California GO	5.000%	8/1/30	1,600	1,893
California GO	5.000%	8/1/30	4,200	5,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/30	2,450	2,825
	California GO	5.000%	9/1/30	1,770	2,041
	California GO	5.000%	9/1/30	200	225
	California GO	5.250%	9/1/30	250	267
	California GO	5.000%	10/1/30	340	374
	California GO	5.000%	10/1/30	7,950	9,867
	California GO	5.000%	10/1/30	13,755	17,437
	California GO	5.000%	11/1/30	720	770
	California GO	5.000%	11/1/30	14,660	18,613
	California GO	5.000%	12/1/30	950	1,018
	California GO	5.000%	2/1/31	50	52
	California GO	5.000%	5/1/31	2,220	2,407
	California GO	4.000%	8/1/31	1,000	1,098
	California GO	5.000%	8/1/31	965	1,055
	California GO	5.000%	8/1/31	4,815	5,323
	California GO	3.250%	9/1/31	115	122
	California GO	4.000%	9/1/31	860	946
	California GO	5.000%	9/1/31	2,200	2,535
	California GO	5.000%	9/1/31	610	649
	California GO	5.000%	10/1/31	340	374
	California GO	5.000%	11/1/31	145	155
	California GO	5.000%	11/1/31	400	476
	California GO	5.000%	11/1/31	500	595
	California GO	5.000%	12/1/31	2,000	2,593
	California GO	5.000%	12/1/31	1,000	1,144
	California GO	5.000%	2/1/32	180	188
	California GO	5.000%	2/1/32	2,035	2,035
	California GO	5.000%	4/1/32	7,605	9,900
	California GO	5.000%	5/1/32	50	54
	California GO	4.000%	8/1/32	250	274
	California GO	5.000%	8/1/32	2,340	2,557
	California GO	5.000%	8/1/32	250	276
	California GO	5.000%	8/1/32	485	544
[1]	California GO	5.250%	8/1/32	9,000	11,848
	California GO	5.250%	8/1/32	1,000	1,133
	California GO	4.000%	9/1/32	485	533
	California GO	4.000%	9/1/32	595	654
	California GO	5.000%	9/1/32	2,460	2,832
	California GO	5.000%	9/1/32	3,260	3,667
	California GO	5.000%	9/1/32	1,000	1,151
	California GO	5.000%	10/1/32	13,675	17,463
	California GO	5.000%	11/1/32	1,475	1,577
	California GO	5.000%	11/1/32	1,285	1,527
	California GO	5.000%	11/1/32	500	594
	California GO	5.000%	2/1/33	510	531
	California GO	5.000%	3/1/33	1,185	1,313
	California GO	5.000%	3/1/33	5,000	6,227
	California GO	5.000%	4/1/33	6,500	7,022
	California GO	5.000%	8/1/33	6,010	6,903
	California GO	5.000%	8/1/33	1,400	1,529
	California GO	5.000%	8/1/33	2,030	2,244
	California GO	5.000%	8/1/33	325	365
	California GO	5.000%	8/1/33	2,285	2,696
	California GO	3.000%	9/1/33	1,170	1,240
	California GO	3.375%	9/1/33	210	223
	California GO	4.000%	9/1/33	500	549
	California GO	4.000%	9/1/33	575	631
	California GO	5.000%	9/1/33	1,000	1,063

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/33	1,355	1,560
California GO	5.000%	10/1/33	2,430	2,670
California GO	5.000%	10/1/33	2,720	2,938
California GO	5.000%	11/1/33	350	442
California GO	4.000%	8/1/34	420	451
California GO	5.000%	8/1/34	1,730	1,940
California GO	5.000%	8/1/34	230	264
California GO	4.000%	9/1/34	355	389
California GO	4.000%	9/1/34	250	274
California GO	5.000%	9/1/34	1,225	1,410
California GO	5.000%	9/1/34	775	871
California GO	5.000%	9/1/34	3,185	3,666
California GO	4.000%	10/1/34	4,205	4,854
California GO	4.000%	11/1/34	1,820	2,119
California GO	5.000%	12/1/34	1,070	1,222
California GO	5.000%	12/1/34	2,390	3,012
California GO	5.000%	3/1/35	9,270	11,474
California GO	4.250%	4/1/35	300	302
California GO	5.000%	4/1/35	4,135	4,467
California GO	5.250%	4/1/35	1,555	1,567
California GO	5.000%	8/1/35	965	1,107
California GO	5.000%	8/1/35	1,570	1,714
California GO	4.000%	9/1/35	2,610	2,862
California GO	5.000%	9/1/35	2,000	2,300
California GO	5.000%	9/1/35	1,715	1,972
California GO	5.000%	10/1/35	1,250	1,421
California GO	4.000%	11/1/35	1,100	1,276
California GO	5.000%	11/1/35	1,155	1,367
California GO	3.750%	12/1/35	70	71
California GO	4.000%	3/1/36	6,000	6,879
California GO	5.000%	8/1/36	8,565	10,301
California GO	4.000%	9/1/36	2,960	3,243
California GO	4.000%	9/1/36	250	274
California GO	5.000%	9/1/36	145	149
California GO	5.000%	9/1/36	500	575
California GO	5.000%	11/1/36	6,600	7,985
California GO	5.000%	4/1/37	765	802
California GO	5.000%	4/1/37	14,555	15,701
California GO	5.000%	4/1/37	1,265	1,543
California GO	5.000%	8/1/37	5,595	6,421
California GO	4.000%	9/1/37	365	372
California GO	4.000%	9/1/37	850	931
California GO	5.000%	10/1/37	110	121
California GO	5.000%	11/1/37	18,435	22,297
California GO	5.000%	11/1/37	2,365	2,802
California GO	5.000%	2/1/38	755	787
California GO	5.000%	2/1/38	1,720	1,720
California GO	5.000%	4/1/38	5,480	6,672
California GO	5.000%	4/1/38	150	162
California GO	4.000%	8/1/38	885	967
California GO	5.000%	10/1/39	2,005	2,195
California GO	5.000%	10/1/39	5,685	6,458
California GO	5.000%	11/1/39	1,750	2,111
California GO	4.000%	11/1/41	700	760
California GO	4.375%	4/1/42	855	860
California GO	5.000%	4/1/42	1,660	1,671
California GO	5.000%	9/1/42	4,090	4,186
California GO	5.000%	2/1/43	2,590	2,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/43	4,605	4,827
	California GO	4.875%	11/1/43	265	282
	California GO	5.000%	11/1/43	1,970	2,105
	California GO	4.500%	12/1/43	905	961
	California GO	5.000%	12/1/43	100	107
	California GO	4.000%	11/1/44	220	236
	California GO	5.000%	3/1/45	3,600	3,968
	California GO	3.250%	4/1/45	5,000	5,246
	California GO	5.000%	8/1/45	1,150	1,283
	California GO	5.000%	9/1/45	2,660	3,049
	California GO	4.000%	11/1/45	8,350	9,031
	California GO	4.000%	3/1/46	3,000	3,365
	California GO	5.000%	8/1/46	2,605	2,978
	California GO	3.000%	9/1/46	360	372
	California GO	5.000%	9/1/46	500	573
	California GO	5.000%	10/1/47	6,885	7,793
	California GO	5.000%	11/1/47	16,600	19,551
	California GO	5.000%	10/1/48	9,000	10,714
	California GO	3.000%	10/1/49	1,250	1,287
	California GO	4.000%	11/1/50	11,900	12,853
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	265	271
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,733
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	57
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/22	190	194
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	503
[7]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,355	1,530
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	128
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,532
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,583
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,558
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	10,682
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,020
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	400	412
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	320
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	112
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	18
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	240
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,009

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,314
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	620	728
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,772
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,307
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	10,000	3,096
	California State Public Works Board Intergovernmental Agreement Revenue	5.000%	4/1/22	300	302
	California State Public Works Board Intergovernmental Agreement Revenue (Various Capital Projects)	5.000%	4/1/37	1,305	1,315
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	2,000	2,034
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,025	1,055
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	350	368
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,730
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	215	230
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,388
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	1,048
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	2,500	2,721
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,390
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,772
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	514
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	346
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	530	558
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,535
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	232
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	247
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	707
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	111
	California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	162
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,776
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	125	126
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	263
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	592
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,009
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	143
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,000	3,817
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,534
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	245	268
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,533
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	710
[8]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,898
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	6,200	6,763
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	500	563
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	965
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	118
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	322
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	160
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	263
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	1,010	1,078
[3]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	51
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/23	130	134
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/24	50	53
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/25	50	55
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/26	60	67
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/27	200	230
[8]	California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/28	210	245
	California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	3,000	3,396
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	5,670	7,012
	California State Public Works Board Lease (Appropriation) Revenue (Various Capital Project)	5.000%	11/1/46	7,860	9,720

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/22	300	310
California State University College & University Revenue	5.000%	11/1/23	100	107
California State University College & University Revenue	5.000%	11/1/23	100	107
California State University College & University Revenue	5.000%	11/1/25	125	142
California State University College & University Revenue	5.000%	11/1/26	170	194
California State University College & University Revenue	5.000%	11/1/30	100	115
California State University College & University Revenue	5.000%	11/1/31	510	580
California State University College & University Revenue	5.000%	11/1/31	295	339
California State University College & University Revenue	5.000%	11/1/32	2,415	2,744
California State University College & University Revenue	4.000%	11/1/34	125	137
California State University College & University Revenue	5.000%	11/1/34	105	123
California State University College & University Revenue	4.000%	11/1/35	2,095	2,298
California State University College & University Revenue	5.000%	11/1/35	375	439
California State University College & University Revenue	5.000%	11/1/36	1,175	1,376
California State University College & University Revenue	4.000%	11/1/37	375	411
California State University College & University Revenue	5.000%	11/1/37	180	204
California State University College & University Revenue	5.000%	11/1/37	110	129
California State University College & University Revenue	4.000%	11/1/38	3,940	4,314
California State University College & University Revenue	5.000%	11/1/38	1,285	1,457
California State University College & University Revenue	5.000%	11/1/41	1,660	1,901
California State University College & University Revenue	5.000%	11/1/42	10,210	11,923
California State University College & University Revenue	5.000%	11/1/43	2,160	2,445
California State University College & University Revenue	5.000%	11/1/43	325	392
California State University College & University Revenue	5.000%	11/1/45	9,115	10,396
California State University College & University Revenue	5.000%	11/1/47	675	786
California State University College & University Revenue	5.000%	11/1/48	2,500	2,997
California State University College & University Revenue	5.000%	11/1/49	4,275	5,223
California State University College & University Revenue PUT	4.000%	11/1/23	350	364
California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,398
California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	4.000%	11/1/22	665	682
	California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,771
	California State University College & University Revenue, Prere.	5.000%	11/1/22	200	207
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	6
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	761
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	309
	California State University College & University Revenue, Prere.	5.000%	11/1/24	130	144
	California State University College & University Revenue, Prere.	5.000%	11/1/24	890	983
	California State University College & University Revenue, Prere.	5.000%	11/1/24	150	166
	California State University College & University Revenue, Prere.	5.000%	11/1/24	100	110
	California State University College & University Revenue, Prere.	5.000%	11/1/24	635	702
	California State University College & University Revenue, Prere.	5.000%	11/1/24	9,725	10,744
	California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	4,110
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	44
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,276
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	5,705
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	466
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	114
[2]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	5,085
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	322
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,106
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	110	122
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,412
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,971
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,991
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,240	11,188
	Clovis Unified School District GO	4.000%	8/1/40	85	93
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	71
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	131
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,213
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,685	3,039
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	191
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	394
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,227
	Cypress School District GO	0.000%	8/1/40	250	141
	Desert Community College District GO	4.000%	8/1/51	4,890	5,426
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,431
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	530	538
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	392
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	101
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	1,280	1,384
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	167
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	612
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	129
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,587
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	51
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	167
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,370
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	148
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	163
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	323
[3,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,262
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	428
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	7,829
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	3,260	3,331
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	189
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,842
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	15,103
	Foster City CA GO	2.250%	8/1/50	1,000	858
	Fremont Union High School District GO	4.000%	8/1/40	725	772
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,502
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	485
	Fresno Unified School District GO	4.000%	8/1/41	500	546
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	870	911
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	275	292
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, ETM	5.000%	6/1/22	500	508
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	155	164

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/23	1,240	1,309
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	560
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	506
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,670
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,401
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,580
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,039
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	543
	Irvine Unified School District GO	2.250%	9/1/50	2,750	2,354
	Kern Community College District GO	3.000%	8/1/46	2,440	2,533
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	509
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	102
	Long Beach Unified School District GO	0.000%	8/1/32	100	69
	Long Beach Unified School District GO	4.000%	8/1/45	350	385
	Los Angeles CA Community College District GO	5.000%	8/1/22	100	102
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	202
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	548
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	439
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	116
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,112
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,629
	Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	16,552
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,190
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	348
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	230
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,973
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	301
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	384
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,310
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,230	1,348
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,804
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	992
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	751
	Los Angeles CA Unified School District GO	5.000%	7/1/22	405	413
	Los Angeles CA Unified School District GO	5.000%	7/1/22	795	810
	Los Angeles CA Unified School District GO	5.000%	7/1/22	1,000	1,019
	Los Angeles CA Unified School District GO	5.000%	7/1/22	1,795	1,829
	Los Angeles CA Unified School District GO	5.000%	7/1/22	625	637
	Los Angeles CA Unified School District GO	5.000%	7/1/23	795	842
	Los Angeles CA Unified School District GO	5.000%	7/1/23	380	402
	Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,361
	Los Angeles CA Unified School District GO	5.000%	7/1/23	210	222
	Los Angeles CA Unified School District GO	5.000%	7/1/23	100	106
	Los Angeles CA Unified School District GO	5.000%	7/1/23	150	159
	Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,881

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,509
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,646
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	383
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	219
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,952
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,170
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,200
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	631
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,093
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	163
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	8,888
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,893
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,650
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	300
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,126
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,067
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	415
Los Angeles CA Unified School District GO	5.000%	7/1/30	150	173
Los Angeles CA Unified School District GO	5.000%	7/1/30	400	480
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,760
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,018
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,000	1,060
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,820
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,312
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,590
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,282
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,507
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,644
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,428
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	13,826
Los Angeles CA Unified School District GO	4.000%	7/1/44	13,730	15,517
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,130
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	385	391
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	322
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	540	569
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,015
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,490
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,664
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	278
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,993
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,746
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	413
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	270
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,035	2,571
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,288
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	2,902
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,090	2,625
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,344
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	13,000	15,333
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,159
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,250
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	231
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,280
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	6,680
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	3,122
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,522
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,408
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,670	1,812
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,473
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,896
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	3,910	4,374
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	7,963
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,243
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,700	2,520
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	568
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	409
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	425
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	150
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	7,604
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,293
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,665	2,069
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	162
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,486
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,598

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	668
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	3,000	3,685
	Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,870	6,532
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,487
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	95	99
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	3,101
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,658
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,225
[8]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	6,228
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,370	1,688
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	6,638
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	4,875
[8]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	5,000	6,183
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	370	377
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	104
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	389
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	236
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	239
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	109
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	137
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/27	150	164
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	145
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	260
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,224
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,699
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	139
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,558
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,105
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,762
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	925	1,007
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,814
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	276
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,603
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,669
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	300
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,451
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,143
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	2,350	2,720
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,541
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	655	711
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,605
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,464
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,788
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	2,847
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	8,525
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,208
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,350	1,375
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	500	509
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	6,042
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,414
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,720
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	176
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,000	3,715
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	180	183
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,725	1,755
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	6,334
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	440
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,380
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	182

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	671
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	175
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,050
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	272
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	953
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	995
	Los Angeles Unified School District GO	5.000%	7/1/22	1,275	1,299
	Los Angeles Unified School District GO	5.000%	7/1/28	370	427
	Los Angeles Unified School District GO	2.625%	7/1/46	2,050	1,963
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,311
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,596
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	200
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/28	100	112
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,014
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,226
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,320	9,163
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	256
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	8,480
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	164
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	245
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	362
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	229
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	287
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	430
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	593
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	320
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,084
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	137
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	6,685	7,620
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	590	665
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	250
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,187
	Orange County Water District COP	2.000%	8/15/23	500	506
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	108
	Pasadena Unified School District GO	5.000%	8/1/26	10	12
	Peralta Community College District GO	4.000%	8/1/39	350	376
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	221
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	7,480	8,379

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	409
	Poway Unified School District GO	0.000%	8/1/32	130	103
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,658
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,355
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	565	596
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,273
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	357
	Riverside Community College District GO, Prere.	5.000%	8/1/24	205	225
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	30	33
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,444
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,396
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,410	1,596
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,500	6,613
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,065	4,304
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	621
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	453
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	696
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	442
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,671
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	578
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,086
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	180
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	6,793
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	1,990
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	697
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	7,000	7,983
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	1,060	1,202
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	191
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,198
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,072
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	171
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,705
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,570
	San Diego CA Unified School District GO	5.000%	7/1/22	27,125	27,640
	San Diego CA Unified School District GO	5.000%	7/1/26	150	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	5.000%	7/1/28	100	112
	San Diego CA Unified School District GO	4.000%	7/1/29	100	111
	San Diego CA Unified School District GO	0.000%	7/1/31	170	140
	San Diego CA Unified School District GO	4.000%	7/1/32	500	552
	San Diego CA Unified School District GO	4.000%	7/1/33	250	276
	San Diego CA Unified School District GO	0.000%	7/1/35	295	186
	San Diego CA Unified School District GO	0.000%	7/1/35	775	568
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,252
	San Diego CA Unified School District GO	0.000%	7/1/36	340	242
	San Diego CA Unified School District GO	0.000%	7/1/36	895	636
	San Diego CA Unified School District GO	0.000%	7/1/37	375	259
	San Diego CA Unified School District GO	0.000%	7/1/38	170	114
	San Diego CA Unified School District GO	0.000%	7/1/39	100	65
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,175
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,276
	San Diego CA Unified School District GO	3.125%	7/1/42	2,125	2,222
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	672
	San Diego CA Unified School District GO	0.000%	7/1/45	575	304
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,239
	San Diego CA Unified School District GO	4.000%	7/1/45	545	590
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,276
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,946
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	10,866
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	9,158
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,208
	San Diego CA Unified School District GO	0.000%	7/1/49	735	339
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,137
[4]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	230
[4]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,495	1,432
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	250	281
[4]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,347
	San Diego CA Unified School District GO, Prere.	5.000%	7/1/23	1,115	1,180
	San Diego Community College District GO	5.000%	8/1/27	100	117
	San Diego Community College District GO	5.000%	8/1/28	100	116
	San Diego Community College District GO, Prere.	5.000%	8/1/22	100	102
	San Diego Community College District GO, Prere.	5.000%	8/1/22	120	123
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,370
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	252
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,310	1,523
	San Diego Community College District GO, Prere.	5.000%	8/1/26	100	116
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,735	2,034
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,568
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	264
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/46	5,000	5,590
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/46	5,000	6,076

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,645	1,926
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,862
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,000	5,553
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	5,000	6,036
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	7,100	7,825
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	6,000	7,200
San Diego County Regional Airport Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/23	125	132
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	10/1/22	550	566
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	20,385	23,114
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	353
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,391
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	502
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	624
San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,500	3,026
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	470	476
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	440
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	110
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	233
San Diego Unified School District GO	5.000%	7/1/22	985	1,004
San Diego Unified School District GO	5.000%	7/1/23	36,180	38,328
San Diego Unified School District GO	5.000%	7/1/23	30,400	32,204
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	250
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	565
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,378
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	9,643
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	437
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	3,791
San Francisco CA City & County COP	5.000%	4/1/28	500	566
San Francisco CA City & County COP	4.000%	4/1/45	405	418
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	250	258
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	750	875
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	383
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	628
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	111
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	139
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,680

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	520	525
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	101
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	759
	San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	6,789
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	500
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	174
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,330
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	879
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	626
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	136
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,690	3,071
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	4,802
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,029
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	19,628
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	138
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	279
	San Francisco Community College District GO	4.000%	6/15/45	550	624
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	11,392
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	222
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,094
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,310
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	198
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	111
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	91
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,879
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	8,435	9,095
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	755

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	177
	San Marcos Unified School District GO	0.000%	8/1/32	150	118
	San Marcos Unified School District GO	0.000%	8/1/51	100	42
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,087
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,280
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	4,136
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,398
	San Mateo Union High School District GO	4.000%	9/1/34	800	888
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	131
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	333
	Santa Clara County CA GO	3.250%	8/1/39	645	685
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,215
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	180
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	2,828
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	322
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,601
	Southwestern Community College District GO	0.000%	8/1/46	320	150
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,785
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	138
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/50	6,500	7,285
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	129
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,348
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	38
	University of California College & University Revenue	5.000%	5/15/22	660	669
	University of California College & University Revenue	5.000%	5/15/22	800	811
	University of California College & University Revenue	5.000%	5/15/23	725	765
	University of California College & University Revenue	5.000%	5/15/24	255	258
	University of California College & University Revenue	5.000%	5/15/25	380	426
	University of California College & University Revenue	5.000%	5/15/25	15	17
	University of California College & University Revenue	5.000%	5/15/25	90	91
	University of California College & University Revenue	5.000%	5/15/27	110	123
	University of California College & University Revenue	5.000%	5/15/28	100	112
	University of California College & University Revenue	4.000%	5/15/29	100	101
	University of California College & University Revenue	5.000%	5/15/29	875	922
	University of California College & University Revenue	5.000%	5/15/29	670	750

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/32	12,420	12,900
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,696
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,117
[8]	University of California College & University Revenue	5.000%	5/15/32	2,500	3,249
	University of California College & University Revenue	5.000%	5/15/33	700	737
	University of California College & University Revenue	5.000%	5/15/33	1,650	1,992
	University of California College & University Revenue	5.000%	5/15/35	205	235
	University of California College & University Revenue	4.000%	5/15/36	875	960
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,787
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,379
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,145
	University of California College & University Revenue	5.000%	5/15/38	800	841
	University of California College & University Revenue	5.000%	5/15/39	355	373
[8]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,279
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,281
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,264
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,229
	University of California College & University Revenue	5.000%	5/15/42	11,650	13,584
	University of California College & University Revenue	5.000%	5/15/42	910	922
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,224
[8]	University of California College & University Revenue	5.000%	5/15/42	1,000	1,271
	University of California College & University Revenue	5.000%	5/15/43	11,310	13,565
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,662
	University of California College & University Revenue	5.000%	5/15/46	5,715	6,507
	University of California College & University Revenue	4.000%	5/15/47	560	615
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,254
	University of California College & University Revenue	5.000%	5/15/47	2,780	3,234
	University of California College & University Revenue	5.000%	5/15/47	475	554
	University of California College & University Revenue	5.250%	5/15/47	4,080	4,818
	University of California College & University Revenue	4.000%	5/15/48	7,405	8,271

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/48	3,955	4,720
	University of California College & University Revenue	5.000%	5/15/48	4,255	5,066
	University of California College & University Revenue	2.500%	5/15/50	3,000	2,789
	University of California College & University Revenue	4.000%	5/15/51	10,000	11,366
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,374
	University of California College & University Revenue	5.000%	5/15/52	10,000	11,605
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,339
	University of California College & University Revenue	5.250%	5/15/58	725	874
	University of California College & University Revenue PUT	5.000%	5/15/23	1,430	1,508
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	117
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,515	1,535
	University of California College & University Revenue, Prere.	5.000%	5/15/22	5	5
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	548
	Upland Unified School District GO	0.000%	8/1/50	100	41
[1]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,181
[1]	Val Verde Unified School District GO	3.000%	8/1/47	1,730	1,756
[1]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,950
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	118
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,255	1,297
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	810	837
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	160	188
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	135	160
	Vista Unified School District GO, Prere.	5.000%	8/1/22	200	205
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	739
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,276
	Westside Union School District GO	0.000%	8/1/40	355	198
	Westside Union School District GO	0.000%	8/1/45	265	126
	William S Hart Union High School District GO	0.000%	8/1/33	850	658
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	757
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	136
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	375	393
	Yosemite Community College District GO	5.000%	8/1/32	155	175
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,146
					2,470,916
Colorado (1.4%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,250	1,457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	9,774
Adams 12 Five Star Schools GO	5.000%	12/15/32	3,050	3,544
Adams 12 Five Star Schools GO	5.000%	12/15/35	300	348
Adams County CO COP	4.000%	12/1/45	280	296
Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,496
Aurora CO Water Revenue, Prere.	5.000%	8/1/26	890	1,034
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,099
Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,103
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	195
Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	78
Colorado COP	5.000%	12/15/30	1,040	1,269
Colorado COP	5.000%	12/15/31	3,220	4,079
Colorado COP	5.000%	3/15/32	55	64
Colorado COP	4.000%	12/15/34	75	87
Colorado COP	4.000%	12/15/35	5,805	6,697
Colorado COP	4.000%	12/15/35	6,025	7,028
Colorado COP	4.000%	12/15/36	3,205	3,646
Colorado COP	4.000%	12/15/37	310	357
Colorado COP	4.000%	12/15/38	840	966
Colorado COP	5.250%	3/15/42	945	1,102
Colorado COP	4.000%	3/15/45	5,255	5,952
Colorado COP	4.000%	3/15/46	6,000	6,825
Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	869
Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	239
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	482
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,769
Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,765
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/25	100	114
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	774
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	685
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	717
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	831
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	913
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	634
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	633
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	632
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	632
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	53

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,113
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,158
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,091
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	5,085
	Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,660
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	219
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	16
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	400	415
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,380
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	362
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	113
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,799
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	212
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	155
	Denver CO City & County GO	5.000%	8/1/27	3,350	4,003
	Denver CO City & County GO	5.000%	8/1/28	3,425	4,187
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,314
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,223
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,817
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,733
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,380
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,318
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,494
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	2,500	2,821
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	608
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	7,255	7,784
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	80
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,647
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	652
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	164
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	167
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	182
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,323
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	358
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	600	599

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,124
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,261
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	110
[1]	Johnstown CO Wastewater Sewer Revenue	4.000%	12/1/51	2,750	3,148
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,236
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,321
	Platte River Power Authority Electric Power & Light Revenue, Prere.	5.000%	6/1/22	5,000	5,076
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,450
	Regional Transportation District COP	5.000%	6/1/39	9,190	9,605
	Regional Transportation District COP	4.000%	6/1/40	415	442
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,531
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	183
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	105	125
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	183
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	86
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	108
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	3,073
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	195	243
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	834
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,241
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	2,500	2,583
	Regional Transportation District Sales Tax Revenue, Prere.	5.000%	11/1/22	800	827
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,429
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	132
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	180
	University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	250	288
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	12,303
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	5,798
					205,790
Connecticut (1.5%)
	Connecticut GO	3.000%	4/15/22	125	126
	Connecticut GO	5.000%	4/15/22	125	126
	Connecticut GO	3.000%	6/1/22	3,500	3,530
	Connecticut GO	5.000%	6/1/22	1,265	1,284
	Connecticut GO	5.000%	6/15/22	3,250	3,305
	Connecticut GO	5.000%	7/15/22	1,000	1,021
	Connecticut GO	5.000%	9/15/22	355	365
	Connecticut GO	5.000%	10/15/22	170	175

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	10/15/22	180	186
Connecticut GO	5.000%	11/15/22	135	140
Connecticut GO	5.000%	3/15/23	2,000	2,096
Connecticut GO	5.000%	6/1/23	355	360
Connecticut GO	5.000%	7/15/23	250	265
Connecticut GO	5.000%	10/15/23	650	695
Connecticut GO	5.000%	11/15/23	2,090	2,241
Connecticut GO	5.000%	3/15/24	410	444
Connecticut GO	5.000%	4/15/24	1,080	1,173
Connecticut GO	5.000%	5/15/24	100	109
Connecticut GO	5.000%	6/1/24	2,040	2,070
Connecticut GO	4.000%	6/15/24	220	235
Connecticut GO	5.000%	7/15/24	250	274
Connecticut GO	5.000%	8/15/24	1,050	1,115
Connecticut GO	5.000%	10/15/24	120	128
Connecticut GO	5.000%	5/15/25	1,110	1,247
Connecticut GO	5.000%	6/15/25	820	923
Connecticut GO	5.000%	10/15/25	5,160	5,865
Connecticut GO	5.000%	10/15/25	155	165
Connecticut GO	5.000%	11/15/25	650	741
Connecticut GO	5.000%	5/15/26	980	1,132
Connecticut GO	5.000%	6/15/26	1,660	1,867
Connecticut GO	5.000%	10/15/26	725	847
Connecticut GO	5.000%	10/15/26	2,425	2,587
Connecticut GO	5.000%	11/15/26	1,400	1,593
Connecticut GO	5.000%	1/15/27	2,145	2,518
Connecticut GO	5.000%	4/15/27	2,755	3,253
Connecticut GO	5.000%	4/15/27	2,000	2,362
Connecticut GO	5.000%	5/15/27	520	599
Connecticut GO	5.000%	6/15/27	850	955
Connecticut GO	5.000%	8/15/27	500	580
Connecticut GO	5.000%	10/15/27	220	235
Connecticut GO	5.000%	11/15/27	1,895	2,154
Connecticut GO	4.000%	1/15/28	485	554
Connecticut GO	5.000%	4/15/28	1,000	1,205
Connecticut GO	4.000%	9/15/28	265	270
Connecticut GO	5.000%	11/15/28	470	534
Connecticut GO	4.000%	1/15/29	1,015	1,173
Connecticut GO	5.000%	4/15/29	300	352
Connecticut GO	5.000%	6/15/29	1,300	1,457
Connecticut GO	4.000%	1/15/30	960	1,120
Connecticut GO	4.000%	1/15/31	7,000	8,233
Connecticut GO	4.000%	1/15/31	1,325	1,558
Connecticut GO	5.000%	9/15/31	210	215
Connecticut GO	3.000%	1/15/32	7,500	8,052
Connecticut GO	4.000%	1/15/32	725	862
Connecticut GO	5.000%	4/15/32	175	204
Connecticut GO	5.000%	11/15/32	125	141
Connecticut GO	3.000%	1/15/33	1,210	1,290
Connecticut GO	4.000%	1/15/33	3,000	3,539
Connecticut GO	5.000%	4/15/33	100	117
Connecticut GO	5.000%	10/15/33	2,800	3,228
Connecticut GO	3.000%	1/15/34	1,100	1,166
Connecticut GO	4.000%	1/15/34	2,075	2,430
Connecticut GO	4.000%	6/15/34	3,000	3,238
Connecticut GO	5.000%	10/15/34	100	115
Connecticut GO	5.000%	11/15/34	1,000	1,127
Connecticut GO	4.000%	1/15/36	3,690	4,301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	4.000%	6/1/36	1,250	1,436
Connecticut GO	4.000%	1/15/37	3,805	4,425
Connecticut GO	4.000%	1/15/38	300	341
Connecticut GO	4.000%	1/15/39	1,000	1,159
Connecticut GO	3.000%	1/15/40	2,750	2,822
Connecticut GO	2.000%	1/15/41	1,835	1,613
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	102
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	62
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	255
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	107
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,555
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	291
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	315
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,557
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	560
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	275	310
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,097
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,697
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	5,022
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	231
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	565
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,317
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/26	205	219
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,174
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,380	1,552
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,866
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	1,993
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,474
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	360
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	885	1,023
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	410
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,225	3,958
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	164
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,079
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	186
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	2,167
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	178
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	239
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	460
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	475	532
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	140	157
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,359
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	12,936
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,748
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	7,651
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	559
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	670	853
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	1,290	1,501
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	923
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	477
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,570	1,816
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	493
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	613
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/40	1,725	1,988
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,150	2,708

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	10,456
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,699
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	509
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,811
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,941
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,120
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,684
				225,854
Delaware (0.3%)
Delaware GO	5.000%	7/1/23	2,835	3,004
Delaware GO	4.000%	2/1/32	19,225	22,926
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,431
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	109
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,800	2,288
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,600
New Castle County DE GO, Prere.	5.000%	10/1/25	1,875	2,132
University of Delaware College & University Revenue	5.000%	11/1/40	500	677
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,031
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,030
University of Delaware College & University Revenue	5.000%	11/1/43	485	670
University of Delaware College & University Revenue	5.000%	11/1/44	465	646
University of Delaware College & University Revenue	5.000%	11/1/45	500	698
University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	2,500	2,632
				42,874
District of Columbia (1.4%)
District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,633
District of Columbia College & University Revenue	5.000%	4/1/34	270	312
District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,500	1,623
District of Columbia GO	5.000%	6/1/22	110	112
District of Columbia GO	5.000%	6/1/23	875	925
District of Columbia GO	5.000%	6/1/24	155	164
District of Columbia GO	5.000%	6/1/24	250	273
District of Columbia GO	5.000%	6/1/25	4,620	4,874
District of Columbia GO	5.000%	10/15/25	2,325	2,647
District of Columbia GO	5.000%	6/1/27	235	248
District of Columbia GO	5.000%	10/15/29	205	253
District of Columbia GO	5.000%	6/1/30	545	575
District of Columbia GO	5.000%	10/15/30	190	234
District of Columbia GO	5.000%	6/1/31	8,965	9,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/33	7,095	7,717
	District of Columbia GO	4.000%	6/1/34	2,490	2,795
	District of Columbia GO	5.000%	6/1/34	2,470	2,906
	District of Columbia GO	5.000%	6/1/35	1,635	1,777
	District of Columbia GO	4.000%	6/1/36	555	622
	District of Columbia GO	5.000%	6/1/36	405	452
	District of Columbia GO	5.000%	6/1/36	3,000	3,526
	District of Columbia GO	4.000%	6/1/37	875	979
	District of Columbia GO	5.000%	6/1/38	865	939
	District of Columbia GO	4.000%	6/1/41	180	197
	District of Columbia GO	5.000%	6/1/41	1,255	1,437
	District of Columbia GO	5.000%	6/1/41	3,265	3,794
	District of Columbia Income Tax Revenue	5.000%	10/1/22	370	381
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,438
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,323
	District of Columbia Income Tax Revenue	5.000%	10/1/27	355	425
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,713
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,095	1,340
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	173
	District of Columbia Income Tax Revenue	5.000%	10/1/29	630	787
	District of Columbia Income Tax Revenue	5.000%	10/1/30	5,045	6,428
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,523
	District of Columbia Income Tax Revenue	5.000%	3/1/35	105	130
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,345	1,665
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	5,753
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	102
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	6,872
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,735	5,793
	District of Columbia Income Tax Revenue	4.000%	3/1/45	2,000	2,277
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	485	511
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	246
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	113
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,068
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,828
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,235
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,598
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,262
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	7,060	7,540
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	534
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/26	1,570	1,917
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	402
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	146
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,407
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	313
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	55
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	591
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,101
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	2,997
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	18,079
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,016
[1,8]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	10,000	11,130
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,416
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	4,235
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	20,175	20,328
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	9,534
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	143
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	3,882
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	10,000	11,429
					211,851
Florida (4.0%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	500
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,685	4,824
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	463
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	536
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,720
	Broward County FL School District COP	5.000%	7/1/23	2,855	3,022
	Broward County FL School District COP	5.000%	7/1/23	250	265
	Broward County FL School District COP	5.000%	7/1/24	195	213
	Broward County FL School District COP	5.000%	7/1/25	450	506
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,376
	Broward County FL School District COP	5.000%	7/1/27	105	124
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,822
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	6,347
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	479
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,232
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,807
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	115
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	10,605

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,304
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,677
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	6,161
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	3,843
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	350
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	11,316
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	321
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,785	4,842
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	551
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,940
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	159
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	756
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,142
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	2,250	2,630
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,108
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	6,125	7,117
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,633
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	6,350	7,337
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,172
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,051
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,220	2,582
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	4,016
	Florida Department of Management Services COP	5.000%	11/1/27	1,815	2,166
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,278
	Florida GO	5.000%	6/1/22	1,400	1,421
	Florida GO	5.000%	6/1/22	3,695	3,751
	Florida GO	5.000%	6/1/23	1,360	1,436
	Florida GO	5.000%	6/1/23	150	158
	Florida GO	5.000%	6/1/23	150	158
	Florida GO	5.000%	6/1/24	145	147
	Florida GO	5.000%	6/1/25	300	305
	Florida GO	5.000%	6/1/26	315	365
	Florida GO	5.000%	7/1/28	6,795	8,264
	Florida GO	4.000%	7/1/30	730	845
[8]	Florida GO	5.000%	6/1/33	30,000	40,044
	Florida GO	4.000%	7/1/43	1,225	1,395

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	634
Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	5,078
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	4,055	4,124
Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,163
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,066
Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	3,867
Florida Lottery Revenue	5.000%	7/1/24	1,355	1,481
Florida Lottery Revenue	5.000%	7/1/25	1,920	2,162
Florida Lottery Revenue	5.000%	7/1/26	1,660	1,920
Florida Lottery Revenue	5.000%	7/1/28	1,465	1,772
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	334
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	716
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	262
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	935
Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	305	354
Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,494
Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	409
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	48
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	584
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,777
Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	12
Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	419
Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,442
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	862
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	609
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	565
Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	376
Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,390
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,248
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,480
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,667
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,186
JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,416
JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	32

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	396
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	643
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	462
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	378
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	7,996
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	3,930
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,122
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,068
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	9,680
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	288
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	251
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,385
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	111
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	371
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	239
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	375	399
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,780	1,964
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	196
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,570	2,792
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	802
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	109
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	2,080	2,262
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	933
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,501
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	280
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	294
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	9,540
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	765	859
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	960	1,111
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,578
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	1,015

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	11,703
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	18
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	3,986
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	5,835
	Miami-Dade County FL GO	4.000%	7/1/35	110	117
	Miami-Dade County FL GO	5.000%	7/1/37	1,325	1,518
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	4.000%	10/1/22	155	159
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,935	5,082
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,000	5,149
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,570	3,676
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,450	5,612
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,450	1,493
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	170	175
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	35	36
[2]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	25	26
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	2,140	2,473
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,286
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	986
[9]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	139
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	528
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	759
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	14,491
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,674
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	193
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	800
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	3,380	3,444
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	124
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,339
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,680
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,970	4,506
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,345	1,516
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	1,975
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	4,776
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/41	2,125	2,466

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	2,046
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,517
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,294
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	3,838
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	7,443
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,025	5,627
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,884
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,272
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	267
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	268
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	103
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,197
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,965	4,588
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,159
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	4,558
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,436
	Miami-Dade County School Board COP	5.000%	2/1/25	220	244
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	2,061
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,343
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,489
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,923
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,629
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue, Prere.	5.500%	10/1/23	8,460	9,105
[1]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	15,000	16,939
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,535
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	289
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	417
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	80
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,384
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,317
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,318
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	389
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	228
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	35	35
	Orange County School Board COP	5.000%	8/1/32	3,600	4,690
	Orange County School Board COP	5.000%	8/1/33	1,360	1,562
	Orange County School Board COP	5.000%	8/1/34	1,500	1,719
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,680	1,898
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	226
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,114
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	219
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	620
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	28
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,136
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	474
[1]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	490	499
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	449
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	53
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	706
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	249
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	634
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	175
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	320
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	783
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,309
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	594
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	365
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	212
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	945	1,113
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	593
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,238
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	351
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,891
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	1,052
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	435
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	579
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	608
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	683
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	1,111
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	1,337
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,314
	Palm Beach County School District COP	5.000%	8/1/26	275	310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palm Beach County School District COP	5.000%	8/1/27	815	967
	Palm Beach County School District COP	5.000%	8/1/27	520	585
	Palm Beach County School District COP	5.000%	8/1/28	220	267
	Palm Beach County School District COP	5.000%	8/1/31	150	168
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,866
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	267
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,620
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,282
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	6,931
	Port St. Lucie FL	3.250%	7/1/45	105	109
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,653
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	937
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,685	1,879
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,731
	School Board of Miami-Dade County GO, Prere.	5.000%	3/15/23	2,465	2,581
	School District of Broward County COP	5.000%	7/1/30	310	387
	South Florida Water Management District COP	5.000%	10/1/33	420	477
	South Florida Water Management District COP	5.000%	10/1/35	75	85
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	700	764
	St. Johns County FL Water & Sewer Revenue, Prere.	5.000%	6/1/24	1,000	1,091
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	4,308
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,580
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	741
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	291
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	4,226
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,725
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,335	3,867
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,237
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	7,955	8,104
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	14,710	14,985
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,112
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	578
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/46	4,020	4,867
[2]	Wildwood Utility Dependent District Water Revenue	5.000%	10/1/52	7,500	8,993
					604,756
Georgia (1.8%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,565
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	5,606
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,903
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	25,000	30,529
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,048
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,216
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,928
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	177
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	188
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	595
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	303
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	241
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,684
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,121
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	8,815	9,855
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	339
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	6,264
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,545
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	292
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	3,112
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,472
	Georgia GO	5.000%	2/1/22	125	125
	Georgia GO	5.000%	7/1/22	1,000	1,019
	Georgia GO	5.000%	8/1/22	265	271
	Georgia GO	4.000%	10/1/22	5,295	5,418
	Georgia GO	4.500%	11/1/22	210	211
	Georgia GO	5.000%	1/1/23	1,175	1,222
	Georgia GO	5.000%	7/1/23	2,000	2,119
	Georgia GO	5.000%	7/1/23	220	233
	Georgia GO	5.000%	8/1/23	7,000	7,438
	Georgia GO	4.000%	10/1/23	100	102
	Georgia GO	5.000%	12/1/23	200	215
	Georgia GO	4.000%	1/1/25	1,195	1,294
	Georgia GO	5.000%	1/1/25	375	389
	Georgia GO	5.000%	1/1/25	3,970	4,417
	Georgia GO	5.000%	2/1/25	2,350	2,621
	Georgia GO	5.000%	2/1/25	1,290	1,391
	Georgia GO	4.000%	7/1/25	865	947
	Georgia GO	5.000%	8/1/25	200	226
	Georgia GO	5.000%	12/1/25	280	320
	Georgia GO	5.000%	2/1/26	1,255	1,442
	Georgia GO	5.000%	7/1/26	2,750	3,197
	Georgia GO	5.000%	8/1/26	1,235	1,439
	Georgia GO	5.000%	2/1/27	5,065	5,811
	Georgia GO	5.000%	2/1/27	2,825	3,047
	Georgia GO	5.000%	2/1/27	1,055	1,246
	Georgia GO	5.000%	7/1/27	240	245
	Georgia GO	5.000%	7/1/27	1,990	2,374
	Georgia GO	5.000%	7/1/27	1,985	2,368
	Georgia GO	5.000%	2/1/28	190	218
	Georgia GO	5.000%	2/1/28	2,640	3,108
	Georgia GO	5.000%	2/1/28	10	11
	Georgia GO	5.000%	7/1/28	200	235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	2/1/29	470	539
	Georgia GO	5.000%	2/1/30	5,000	5,733
	Georgia GO	5.000%	2/1/30	525	618
	Georgia GO	5.000%	7/1/30	5,645	7,016
	Georgia GO	5.000%	7/1/30	2,055	2,441
	Georgia GO	5.000%	7/1/31	2,000	2,486
	Georgia GO	5.000%	7/1/32	1,465	1,778
	Georgia GO	5.000%	8/1/32	7,000	8,885
	Georgia GO	4.000%	7/1/34	3,325	3,806
[3]	Georgia Local Government COP	4.750%	6/1/28	83	90
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,591
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,658
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	676
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	785	889
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,110
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,677
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,176
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,091
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,176
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,535
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,527
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,577
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,143
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/46	4,825	5,503
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	3,000	2,790
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,123
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,488
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,838
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	4,930
	Gwinnett County School District GO	5.000%	8/1/22	1,150	1,176
	Gwinnett County School District GO	5.000%	2/1/31	1,050	1,186
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	4,826
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	4,025	5,022
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,213
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,374

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,418
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	355	409
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	5,910
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	750	792
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	115
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/45	9,806	11,364
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	140	161
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Prere.	4.000%	7/1/22	60	61
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	101
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	375	424
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,850	2,290
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	8,513
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,716
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,131
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	1,745	1,857
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,539
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,335	1,538
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,519
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	575	623
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	212
				274,398
Guam (0.0%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,324
Hawaii (0.5%)
Hawaii GO	5.000%	11/1/22	170	176
Hawaii GO	5.000%	8/1/23	1,035	1,100
Hawaii GO	5.000%	10/1/23	930	994
Hawaii GO	5.000%	10/1/23	2,090	2,233
Hawaii GO	5.000%	8/1/24	265	291
Hawaii GO	5.000%	10/1/24	720	794
Hawaii GO	5.000%	8/1/25	770	844
Hawaii GO	5.000%	10/1/26	2,160	2,451
Hawaii GO	5.000%	4/1/27	1,130	1,299
Hawaii GO	5.000%	10/1/27	1,565	1,828
Hawaii GO	4.000%	4/1/28	400	442
Hawaii GO	5.000%	5/1/28	360	426
Hawaii GO	5.000%	8/1/28	70	77
Hawaii GO	5.000%	10/1/28	365	425

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii GO	4.000%	4/1/29	1,750	1,932
Hawaii GO	5.000%	8/1/29	570	623
Hawaii GO	5.000%	8/1/30	3,375	3,688
Hawaii GO	5.000%	10/1/30	1,215	1,444
Hawaii GO	4.000%	10/1/31	1,675	1,861
Hawaii GO	5.000%	10/1/31	835	990
Hawaii GO	4.000%	5/1/32	2,955	3,317
Hawaii GO	4.000%	1/1/34	2,675	3,019
Hawaii GO	4.000%	10/1/34	2,510	2,729
Hawaii GO	3.000%	4/1/36	165	173
Hawaii GO, Prere.	5.000%	11/1/22	235	243
Hawaii GO, Prere.	5.000%	8/1/23	40	42
Hawaii GO, Prere.	5.000%	8/1/23	1,005	1,067
Hawaii GO, Prere.	5.000%	8/1/23	2,050	2,177
Hawaii GO, Prere.	5.000%	8/1/23	80	85
Hawaii GO, Prere.	5.000%	8/1/23	45	48
Hawaii GO, Prere.	5.000%	8/1/24	935	1,026
Hawaii GO, Prere.	5.000%	8/1/24	10	11
Hawaii GO, Prere.	5.000%	8/1/24	220	241
Honolulu County HI GO, Prere.	5.000%	11/1/22	525	542
Honolulu County HI GO, Prere.	5.000%	11/1/22	300	310
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,321
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	455	569
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,000	12,755
Honolulu HI City & County GO	4.000%	7/1/22	800	812
Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,023
Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,119
Honolulu HI City & County GO	5.000%	10/1/37	750	839
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	480
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	687
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,296
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	7,288
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	285	290
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,127
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	401
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
				71,961
Idaho (0.0%)
Boise City ID Airport Port, Airport & Marina Revenue	5.000%	9/1/51	2,125	2,603
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,040	1,202
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project)	4.000%	9/1/48	1,000	1,107
				4,912

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (4.6%)
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	200	234
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	200	233
	Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	757
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,265
	Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,126
	Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	3,049
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,157
	Chicago IL GO	5.000%	1/1/24	765	816
	Chicago IL GO	5.000%	1/1/25	3,360	3,679
	Chicago IL GO	5.000%	1/1/26	610	682
	Chicago IL GO	5.250%	1/1/28	690	761
	Chicago IL GO	5.000%	1/1/29	200	234
	Chicago IL GO	5.500%	1/1/30	185	206
	Chicago IL GO	5.625%	1/1/30	1,225	1,432
	Chicago IL GO	5.000%	1/1/31	270	313
	Chicago IL GO	5.500%	1/1/31	840	932
	Chicago IL GO	5.625%	1/1/31	325	379
	Chicago IL GO	5.000%	1/1/32	200	235
	Chicago IL GO	5.000%	1/1/32	2,000	2,388
	Chicago IL GO	5.000%	1/1/33	3,000	3,575
	Chicago IL GO	5.500%	1/1/33	710	787
	Chicago IL GO	5.750%	1/1/33	515	602
	Chicago IL GO	5.000%	1/1/34	115	122
	Chicago IL GO	5.000%	1/1/34	3,000	3,569
	Chicago IL GO	5.500%	1/1/34	310	344
	Chicago IL GO	5.500%	1/1/34	75	83
	Chicago IL GO	4.000%	1/1/35	1,000	1,093
	Chicago IL GO	5.000%	1/1/35	700	746
	Chicago IL GO	5.500%	1/1/35	250	299
	Chicago IL GO	4.000%	1/1/36	1,000	1,092
	Chicago IL GO	5.000%	1/1/38	1,450	1,618
	Chicago IL GO	6.000%	1/1/38	8,910	10,454
	Chicago IL GO	5.000%	1/1/39	5,000	5,742
	Chicago IL GO	5.500%	1/1/39	335	371
	Chicago IL GO	5.000%	1/1/44	11,045	12,592
	Chicago IL GO	5.500%	1/1/49	5,475	6,408
	Chicago IL GO, ETM	5.000%	1/1/23	10	10
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	517
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	164
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,923
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	568
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	993
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	113
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	412
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,180
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,446

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,362
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	104
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	80
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	103
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	442
Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,840	2,084
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	595	638
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	1,000	1,072
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	238
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,056
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,310	2,543
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,693
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,060	1,165
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,725
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	818
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	223
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	247
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,756
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	740
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	905	991
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	109
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	188
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	350
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	580
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	354
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	661
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	569
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	279
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	82
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	5,701

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	330
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	114
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	378
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	2,908
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	530	602
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	528
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,292
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	5,789
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	406
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	165	187
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,082
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	946
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	120	139
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	56
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,080
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	362
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,532
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	5,530
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,525	10,048
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	10,712
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	17,647
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,099
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,801
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	219
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	5,739
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	16,570
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,619
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	570

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	14,820
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	211
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,902
	Cook County IL GO	5.000%	11/15/23	335	358
	Cook County IL GO	5.000%	11/15/24	1,235	1,276
	Cook County IL GO	4.000%	11/15/25	510	554
	Cook County IL GO	5.000%	11/15/25	305	315
	Cook County IL GO	4.000%	11/15/26	605	667
	Cook County IL GO	5.000%	11/15/26	175	201
	Cook County IL GO	4.000%	11/15/27	575	641
	Cook County IL GO	4.000%	11/15/29	215	220
	Cook County IL GO	5.000%	11/15/31	670	771
	Cook County IL GO	5.000%	11/15/31	5,380	6,627
	Cook County IL GO	5.000%	11/15/32	4,020	4,943
	Cook County IL GO	5.000%	11/15/33	3,875	4,760
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	542
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	6,789
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	5,500	6,208
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,378
	Evanston IL GO	3.500%	12/1/38	645	693
[2]	Evanston IL GO	3.500%	12/1/39	755	815
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	5,409
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	2,149
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	747
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,906
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,861
	Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	160
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,515
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	3,067
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	227
	Illinois Finance Authority Water Revenue	4.000%	7/1/38	5,000	5,832
	Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	6,115
	Illinois Finance Authority Water Revenue	5.000%	10/1/40	485	543
	Illinois GO	5.000%	2/1/22	1,300	1,300
	Illinois GO	5.000%	5/1/22	2,500	2,527
	Illinois GO	5.250%	5/1/22	3,830	3,874
	Illinois GO	4.000%	9/1/22	215	219
	Illinois GO	5.000%	2/1/23	95	99
	Illinois GO	5.000%	2/1/23	150	156
	Illinois GO	5.000%	5/1/23	200	210
	Illinois GO	5.000%	7/1/23	580	612
	Illinois GO	5.000%	10/1/23	1,200	1,276
	Illinois GO	5.000%	11/1/23	2,500	2,665
	Illinois GO	5.000%	12/1/23	2,000	2,137
	Illinois GO	5.000%	2/1/24	125	134
	Illinois GO	5.000%	2/1/24	345	370
	Illinois GO	5.500%	7/1/24	600	638
	Illinois GO	5.000%	11/1/24	5,660	6,211
	Illinois GO	5.000%	2/1/25	1,100	1,214
	Illinois GO	5.000%	3/1/25	390	391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.500%	7/1/25	335	356
Illinois GO	4.000%	8/1/25	580	588
Illinois GO	5.000%	10/1/25	1,435	1,607
Illinois GO	5.000%	11/1/25	9,160	10,275
Illinois GO	5.000%	2/1/26	250	282
Illinois GO	5.000%	5/1/26	5,000	5,659
Illinois GO	5.500%	7/1/26	375	399
Illinois GO	5.000%	11/1/26	5,000	5,707
Illinois GO	5.000%	1/1/27	640	720
Illinois GO	5.000%	2/1/27	150	161
Illinois GO	5.000%	3/1/27	5,000	5,736
Illinois GO	5.000%	5/1/27	350	378
Illinois GO	5.000%	6/1/27	250	284
Illinois GO	5.000%	10/1/27	1,650	1,907
Illinois GO	5.000%	11/1/27	13,000	15,040
Illinois GO	5.000%	2/1/28	1,075	1,223
Illinois GO	5.000%	5/1/28	130	140
Illinois GO	5.250%	7/1/28	50	53
Illinois GO	5.000%	9/1/28	210	246
Illinois GO	5.000%	10/1/28	12,660	14,846
Illinois GO	5.000%	11/1/28	8,555	9,865
Illinois GO	5.000%	2/1/29	215	245
Illinois GO	5.250%	2/1/29	2,850	3,065
Illinois GO	5.000%	5/1/29	125	135
Illinois GO	5.000%	10/1/29	4,100	4,832
Illinois GO	5.000%	11/1/29	22,075	25,357
Illinois GO	5.500%	5/1/30	1,000	1,237
Illinois GO	5.250%	12/1/30	160	186
Illinois GO	5.500%	1/1/31	150	187
Illinois GO	5.000%	10/1/31	2,000	2,402
Illinois GO	4.000%	6/1/32	80	86
Illinois GO	4.000%	10/1/32	3,490	3,847
Illinois GO	5.000%	3/1/33	6,000	7,249
Illinois GO	5.000%	10/1/33	3,465	4,026
Illinois GO	4.000%	12/1/33	3,425	3,689
Illinois GO	5.000%	1/1/34	665	667
Illinois GO	4.000%	10/1/34	100	110
Illinois GO	5.000%	3/1/35	1,500	1,807
Illinois GO	4.000%	6/1/35	120	128
Illinois GO	5.000%	12/1/35	1,500	1,714
Illinois GO	5.000%	3/1/36	2,400	2,888
Illinois GO	4.125%	10/1/36	2,000	2,209
Illinois GO	5.000%	3/1/37	3,750	4,504
Illinois GO	4.000%	10/1/37	2,500	2,736
Illinois GO	4.000%	3/1/38	3,000	3,288
Illinois GO	5.500%	7/1/38	1,125	1,189
Illinois GO	4.000%	10/1/38	1,000	1,092
Illinois GO	4.000%	3/1/39	5,895	6,450
Illinois GO	5.000%	5/1/39	2,000	2,298
Illinois GO	5.000%	5/1/39	555	594
Illinois GO	5.500%	5/1/39	4,500	5,479
Illinois GO	4.000%	3/1/40	5,000	5,448
Illinois GO	3.000%	12/1/40	4,500	4,429
Illinois GO	4.250%	12/1/40	785	848
Illinois GO	4.000%	3/1/41	2,545	2,765
Illinois GO	4.000%	10/1/42	3,065	3,312
Illinois GO	5.750%	5/1/45	3,485	4,263
Illinois GO	5.000%	3/1/46	3,000	3,538

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	100
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	422
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	236
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	338
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	157
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,122
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	277
Illinois Sales Tax Revenue	5.000%	6/15/22	840	854
Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,098
Illinois Sales Tax Revenue	5.000%	6/15/23	310	326
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,167
Illinois Sales Tax Revenue	5.000%	6/15/25	315	331
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,603
Illinois Sales Tax Revenue	5.000%	6/15/29	245	276
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,072
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	135
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,695	5,044
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,431
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	205
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,278
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,669
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,919
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	596
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	2,165	2,627
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	661
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	134
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	840
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	202
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,898
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,368
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,128
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,809
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,134
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	157

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,072
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	522
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	449
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,145	5,338
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,071
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	274
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,277
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	17,715	19,892
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,465	6,209
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,289
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	3,195	3,979
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,000	1,216
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	18,345	20,750
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	4,910	6,060
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	179
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	196
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	58
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	303
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	144
[8]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	292
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	100	52
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	31
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	103
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	304
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	273
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,964
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	483
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,340	1,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,671
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,272
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,701
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,265	1,585
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	163
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,280	1,632
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	2,066
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,744
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	520
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	203
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	249
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,392
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	407
[3]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	197
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	233
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,994
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,287
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,040	5,884
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	2,500	3,130
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	4,443
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,692
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,198
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,726
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	3,003
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,824
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	553
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	312
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	70
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	214
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,278
					703,348
Indiana (0.6%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,321
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	814

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	871
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	580
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	2,154
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,964
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	3,097
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	738
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,657
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,503
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,427
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	730	857
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	94
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	880	1,092
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	198
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	340
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	28
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	396
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,350	4,266
	Indiana Finance Authority Sewer Revenue	4.000%	10/1/39	6,485	7,566
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,595
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,715
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,837
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,600
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	380	424
	Indiana Finance Authority Water Revenue, Prere.	5.000%	2/1/25	3,470	3,868
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	724
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	195
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	135
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	5,220	5,983
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,493
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,167
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	9,907
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,116
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,459
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	359
	Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	391

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Purdue University COP	5.000%	7/1/25	130	147
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	739
Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	2,108
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,512
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,653
				89,090
Iowa (0.2%)
Des Moines IA Stormwater Utility Revenue	3.250%	6/1/34	1,990	2,125
Iowa Finance Authority Water Revenue	5.000%	8/1/22	35	36
Iowa Finance Authority Water Revenue	5.000%	8/1/23	1,800	1,912
Iowa Finance Authority Water Revenue	5.000%	8/1/28	100	119
Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
Iowa Finance Authority Water Revenue	5.000%	8/1/34	1,500	1,816
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,124
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,099
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,125	3,604
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,595
Iowa Special Obligation Revenue	5.000%	6/1/27	195	225
Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	6,067
				23,728
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	4,196
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	269
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	435	493
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	748
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,275	2,574
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,700	1,862
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	805	908
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	271
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,538
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,537
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,677
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,099
Sedgwick County Unified School District No. 262 Valley Center GO, Prere.	4.000%	9/1/24	1,490	1,599
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,079
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	92
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	421
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,359

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	843
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	561
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	101
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,759
					28,986
Kentucky (0.2%)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	425	454
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,194
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	196
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	291
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	290
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	245
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	239
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	277
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	538
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	367
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	4,904
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,332
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	848
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	145
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	353
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,792
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,287
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	5.750%	7/1/23	1,675	1,789
	Kentucky Public Transportation Infrastructure Authority Highway Revenue, Prere.	6.000%	7/1/23	325	348
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	1,625	1,660
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,929
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	420	460
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,291
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	272
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	138
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	455
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	5,337
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	516
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	880
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.108)	5.000%	8/1/29	175	196
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No.122)	5.000%	11/1/32	1,250	1,499
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,429
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	208
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	631
					36,180
Louisiana (0.8%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,851
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	5,949
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	9,733
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,519
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	1,620	1,920
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	1,200	1,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,401
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,433
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	475
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/25	10,000	10,896
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/25	2,820	3,117
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/25	5,895	6,610
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,350
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,034
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,573
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	7,659
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,100
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	6,114
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	157
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,192
	Louisiana GO	5.000%	7/15/22	125	128
	Louisiana GO	5.000%	8/1/25	255	280
	Louisiana GO	5.000%	8/1/27	620	719
	Louisiana GO	4.000%	2/1/31	350	371
	Louisiana GO	4.000%	2/1/33	5,020	5,318
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,082
	Louisiana GO, Prere.	5.000%	7/15/22	825	842
	Louisiana GO, Prere.	4.000%	5/15/23	610	635
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	7,500	7,697
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,705
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	136
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,355
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	432
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,101
	Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	4,000	4,408
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	132
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	870
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,269
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,291
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	155	179
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	419
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,641
	Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	23
					120,652
Maine (0.0%)
	Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	112
Maryland (2.1%)
	Baltimore MD Water Revenue	5.000%	7/1/44	200	221
	Baltimore MD Water Revenue (Stormwater Projects)	4.000%	7/1/35	1,465	1,687

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Baltimore MD Water Revenue (Stormwater Projects)	4.000%	7/1/36	1,460	1,680
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,339
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	65
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	102
Howard County MD GO	5.000%	2/15/27	1,200	1,417
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	7,640	7,842
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,334
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	4,003
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,364
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,176
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	616
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,116
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	671
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	158
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,543
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	630
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	142
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,335	8,741
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	682
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	855	885
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,188
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	27,260	28,909
Maryland GO	5.000%	3/1/22	2,000	2,008
Maryland GO	5.000%	6/1/22	840	853
Maryland GO	5.000%	8/1/22	6,045	6,183
Maryland GO	5.000%	8/1/22	2,420	2,475
Maryland GO	5.000%	8/1/22	1,240	1,268
Maryland GO	5.000%	8/1/22	255	261
Maryland GO	5.000%	3/1/23	540	565
Maryland GO	5.000%	6/1/23	920	972
Maryland GO	5.000%	8/1/23	8,085	8,595
Maryland GO	5.000%	8/1/23	325	346
Maryland GO	5.000%	8/1/23	1,975	2,100
Maryland GO	5.000%	3/15/24	1,500	1,626
Maryland GO	5.000%	3/15/24	1,620	1,757
Maryland GO	5.000%	6/1/24	475	519
Maryland GO	4.000%	8/1/24	1,865	2,002
Maryland GO	5.000%	8/1/24	400	439
Maryland GO	5.000%	8/1/24	5,995	6,582

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/24	1,045	1,147
Maryland GO	5.000%	8/1/24	350	384
Maryland GO	5.000%	3/15/25	1,770	1,981
Maryland GO	5.000%	3/15/25	135	151
Maryland GO	4.000%	6/1/25	4,355	4,645
Maryland GO	5.000%	8/1/25	5,305	6,004
Maryland GO	5.000%	8/1/25	200	226
Maryland GO	5.000%	8/1/25	3,000	3,395
Maryland GO	5.000%	3/15/26	1,620	1,866
Maryland GO	5.000%	6/1/26	1,425	1,552
Maryland GO	4.000%	8/1/26	1,010	1,056
Maryland GO	5.000%	8/1/26	300	349
Maryland GO	5.000%	8/1/26	100	116
Maryland GO	5.000%	3/15/27	2,190	2,592
Maryland GO	5.000%	3/15/27	2,040	2,414
Maryland GO	4.000%	6/1/27	1,080	1,152
Maryland GO	4.000%	8/1/27	1,110	1,161
Maryland GO	4.000%	8/1/27	100	102
Maryland GO	5.000%	8/1/27	1,150	1,374
Maryland GO	5.000%	8/1/27	3,405	4,067
Maryland GO	5.000%	8/1/27	12,035	14,375
Maryland GO	5.000%	3/1/28	15,990	19,357
Maryland GO	5.000%	3/15/28	1,270	1,496
Maryland GO	5.000%	3/15/28	925	1,121
Maryland GO	5.000%	3/15/28	145	176
Maryland GO	4.000%	6/1/28	2,120	2,260
Maryland GO	5.000%	8/1/28	1,435	1,753
Maryland GO	5.000%	8/1/28	5,415	6,616
Maryland GO	5.000%	8/1/28	5,000	6,109
Maryland GO	5.000%	3/15/29	2,805	3,301
Maryland GO	5.000%	3/15/29	1,560	1,931
Maryland GO	4.000%	8/1/29	1,130	1,181
Maryland GO	5.000%	8/1/29	1,725	2,152
Maryland GO	5.000%	8/1/29	4,000	4,991
Maryland GO	5.000%	8/1/29	100	122
Maryland GO	3.000%	3/1/30	200	204
Maryland GO	4.000%	3/15/30	675	758
Maryland GO	5.000%	8/1/30	1,055	1,343
Maryland GO	5.000%	3/15/31	2,280	2,806
Maryland GO	5.000%	8/1/31	1,235	1,530
Maryland GO	4.000%	8/1/32	6,650	7,632
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,304
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,003
Maryland GO, Prere.	5.000%	3/1/22	350	351
Maryland GO, Prere.	5.000%	8/1/22	840	859
Maryland GO, Prere.	5.000%	8/1/22	350	358
Maryland GO, Prere.	4.000%	3/1/23	100	104
Maryland GO, Prere.	5.000%	3/1/23	730	764
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,256
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,229
Maryland GO, Prere.	5.000%	8/1/23	330	351
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,200	8,355
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	130	132

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	21,505	22,676
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,640
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,187
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	13,090
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,063
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,098
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,214
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/46	5,095	6,347
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	2,000	2,479
	Montgomery County MD GO	5.000%	11/1/23	3,495	3,747
	Montgomery County MD GO	5.000%	11/1/24	175	194
	Montgomery County MD GO	5.000%	11/1/25	1,530	1,691
	Montgomery County MD GO	5.000%	11/1/26	4,705	5,515
	Montgomery County MD GO	5.000%	10/1/27	2,045	2,452
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	835
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	127
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,953
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,733
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,116
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,087
					322,320
Massachusetts (4.3%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,239
	Belmont MA GO	5.000%	6/1/23	1,090	1,151
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,186
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	82
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN, Prere.	5.000%	6/15/22	290	295
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	1,942
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,178
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	774
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,171
	Commonwealth of Massachusetts GO	5.000%	8/1/22	3,420	3,498
	Commonwealth of Massachusetts GO	5.250%	8/1/22	715	732
	Commonwealth of Massachusetts GO	5.250%	8/1/22	180	184
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	520
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	172
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	560
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	816
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	503
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	653
	Commonwealth of Massachusetts GO	5.250%	8/1/23	1,075	1,146
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	380
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	107
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	5,952
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	108

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	1/1/24	150	162
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,534
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,298
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,602
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	331
	Commonwealth of Massachusetts GO	5.000%	11/1/24	5,000	5,525
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,573
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,311
	Commonwealth of Massachusetts GO	5.000%	1/1/25	470	522
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,037
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,520	2,841
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,324
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	390
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,400	1,586
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,915
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	788
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	267
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	899
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	468
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,860	2,154
	Commonwealth of Massachusetts GO	5.000%	7/1/26	775	898
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	116
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	770
	Commonwealth of Massachusetts GO	5.000%	11/1/26	100	117
	Commonwealth of Massachusetts GO	5.000%	1/1/27	140	164
	Commonwealth of Massachusetts GO	5.000%	7/1/27	895	1,063
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	151
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,415	1,681
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	3,968
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,015	8,456
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	25
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	110
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,214
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,350
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,400	6,642
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	112
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	585
	Commonwealth of Massachusetts GO	5.000%	7/1/29	110	136
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	112
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,630
	Commonwealth of Massachusetts GO	5.000%	7/1/30	550	618
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	4,824
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	2,145	2,762
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	253
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	7,099
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,168
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,110
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,240
	Commonwealth of Massachusetts GO	5.000%	7/1/33	110	124
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	9,603
	Commonwealth of Massachusetts GO	5.000%	5/1/34	200	210
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	247
	Commonwealth of Massachusetts GO	5.000%	7/1/35	2,000	2,248
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	731
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	140
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,083
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,401
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	219

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	123
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,676
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,447
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	9,408
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	904
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,650
	Commonwealth of Massachusetts GO	4.000%	9/1/39	1,500	1,639
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,599
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	347
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	528
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,475
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	662
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,129
	Commonwealth of Massachusetts GO	4.000%	9/1/41	1,900	2,073
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,323
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,422
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	555
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	647
	Commonwealth of Massachusetts GO	4.000%	5/1/45	260	270
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	449
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,016
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,107
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,395
	Commonwealth of Massachusetts GO	4.000%	4/1/46	2,025	2,192
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,126
	Commonwealth of Massachusetts GO	3.000%	9/1/46	895	913
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	2,238
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,235
	Commonwealth of Massachusetts GO	5.250%	4/1/47	6,850	8,101
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,550	11,885
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	14,102
	Commonwealth of Massachusetts GO	5.000%	9/1/48	12,500	15,570
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	11,142
	Commonwealth of Massachusetts GO	2.000%	4/1/50	18,000	14,789
	Commonwealth of Massachusetts GO	5.000%	9/1/51	20,000	24,827
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	458
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,230	4,310
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	3,590	3,658
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,076
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,750	1,796
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	200	205
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	310
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,033
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	212
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	475	491
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	112
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	124
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	303
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	265	298
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	313
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,017
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	965

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	331
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,200
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	162
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/25	1,080	1,220
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority Assessment Sales Tax Revenue	5.000%	7/1/41	13,135	13,371
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	163
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,415	6,100
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	873
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,325	6,168
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	160
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,682
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	26
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	217
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,245	6,732
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	239
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,105
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,253
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,336
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,618
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	11,232
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	9,715	11,619
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,060
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	410	419
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	164
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,137
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	133
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,155	3,684
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	7,520
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	579

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,113
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,248
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	887
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,113
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,102
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,799
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/38	250	263
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,253
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,119
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,028
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	400
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	562
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	938
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	10,673
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,427
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,588
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	8,082
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	4,225	4,619
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,591
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,517
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	328
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,312
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	7/1/22	385	393
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	170
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	196
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,150	1,172
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,000	1,019
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	805	820
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/22	255	261
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,565	2,622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,316
	Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,201
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	671
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,735
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,275
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	9,140	10,305
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	585
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,831
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	3,069
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,117
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,700	1,741
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	270	277
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,620	2,684
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	7,760	7,949
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	794
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	604
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	26
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	3,170	3,247
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	980	1,004
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	120	123
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,485	2,620
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	984
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	10,990	12,604
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,289
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	4,226
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	122
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	110	125
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	105
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	860	1,020
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	255	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	5,785
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	600	664
	Massachusetts Water Resources Authority Water Revenue, ETM	5.000%	8/1/23	35	37
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	143
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,835
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	320	371
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	21,745	25,202
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	3,000	3,487
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	2,180	2,534
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	2,250	2,615
	Quincy MA GO	5.000%	6/1/23	845	892
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,979
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,374
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,618
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	495	511
[8]	Worcester MA GO	2.000%	2/1/47	7,960	6,623
					649,672
Michigan (1.0%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	191
[10]	Detroit City School District GO	5.000%	5/1/28	25	25
[1,10]	Detroit City School District GO	5.250%	5/1/30	3,345	4,251
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	366
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	22,500	22,949
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	881
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	179
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	86
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	737
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	6,016
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,595
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,011
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	930
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	835	897
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	4,305	5,220
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,322
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	820
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	5,845
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	936

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,886
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,310	1,505
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	3,415	4,028
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	2,325
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	102
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,191
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,782
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,370
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	465
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	789
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	125
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,592
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	281
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	841
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	278
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	780
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	862
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	255
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	485	568
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	1,960	2,295
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,740
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	438
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,095
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,209
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,287
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	11,898
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	162
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,660	3,067
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	783
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	2,884
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	560
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	626
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	457
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	500	566
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	80
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	2,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,475
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	122
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,414
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,106
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,490
	Michigan State University College & University Revenue	5.000%	2/15/48	275	328
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	316
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	87
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	5,695
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	2,248
	University of Michigan College & University Revenue	5.000%	4/1/23	200	210
	University of Michigan College & University Revenue	5.000%	4/1/24	310	337
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,139
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,240
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,402
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	5,924
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,277
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	570	589
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,146
	Wayne State University College & University Revenue	5.000%	11/15/43	20	24
					157,124
Minnesota (1.0%)
	Metropolitan Council GAN GO	5.000%	12/1/25	25,740	29,360
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	2,705	2,908
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	12,894
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	665	756
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	326
	Minnesota Appropriations Revenue	5.000%	3/1/22	455	457
	Minnesota Appropriations Revenue	5.000%	3/1/27	845	848
	Minnesota Appropriations Revenue	5.000%	3/1/29	935	939
	Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,247
	Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,079
	Minnesota GO	5.000%	8/1/22	300	307
	Minnesota GO	5.000%	8/1/22	375	384
	Minnesota GO	5.000%	10/1/22	2,000	2,060
	Minnesota GO	5.000%	10/1/22	685	705
	Minnesota GO	2.000%	8/1/23	10,000	10,180
	Minnesota GO	5.000%	8/1/23	1,000	1,063
	Minnesota GO	5.000%	8/1/23	2,225	2,364

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minnesota GO	5.000%	8/1/24	400	439
Minnesota GO	5.000%	8/1/24	250	275
Minnesota GO	4.000%	10/1/24	960	1,009
Minnesota GO	5.000%	10/1/24	1,000	1,104
Minnesota GO	5.000%	8/1/25	4,660	5,276
Minnesota GO	4.000%	10/1/25	1,475	1,549
Minnesota GO	5.000%	8/1/27	2,630	2,974
Minnesota GO	5.000%	8/1/27	3,165	3,679
Minnesota GO	5.000%	9/1/28	25,910	31,731
Minnesota GO	5.000%	9/1/32	2,500	3,242
Minnesota GO	4.000%	9/1/33	10,000	11,981
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,330	2,439
Scott County MN GO	3.000%	12/1/36	1,645	1,749
University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,747
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,753
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	215
				146,039
Mississippi (0.2%)
Mississippi GO	5.000%	10/1/26	3,360	3,811
Mississippi GO	5.000%	10/1/27	1,160	1,390
Mississippi GO	5.000%	10/1/28	1,410	1,687
Mississippi GO	5.000%	10/1/30	880	1,052
Mississippi GO	4.000%	10/1/35	3,740	4,239
Mississippi GO	4.000%	10/1/36	1,265	1,433
Mississippi GO, Prere.	5.000%	10/1/27	220	263
Mississippi Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	9,486
				23,361
Missouri (0.3%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	39
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	332
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	553
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	2,100	2,360
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	5,992
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	459
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,694
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	53
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	218
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	100	101
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,770	2,802
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,770
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,329

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	85	97
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	107
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,077
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,162
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	532
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	169
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	628
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	512
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	290	379
	University of Missouri College & University Revenue	5.000%	11/1/30	6,025	7,622
					38,987
Nebraska (0.7%)
	Douglas County NE College & University Revenue	4.000%	7/1/40	2,330	2,679
	Douglas County NE College & University Revenue	4.000%	7/1/46	4,000	4,536
	Douglas County NE College & University Revenue	3.000%	7/1/51	5,000	5,080
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/24	3,795	4,084
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,164
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	184
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	1,990	2,117
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,127
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,663
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	765	902
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	10,000	11,352
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,065
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	3,000	3,000
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	2,107
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,910
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,201
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,603
	Omaha School District GO	4.000%	12/15/31	6,100	6,895
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	10/1/22	130	133
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	12,500	14,170
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	7,500	8,468
					107,736
Nevada (0.6%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,620
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	6,051
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,478
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,314
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	100	123
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	245	289
	Clark County NV GO	5.000%	11/1/26	270	315
	Clark County NV GO	5.000%	11/1/27	495	579
	Clark County NV GO	5.000%	11/1/28	80	93
	Clark County NV GO	4.000%	6/1/31	565	631
	Clark County NV GO	4.000%	11/1/31	860	952
	Clark County NV GO	4.000%	11/1/32	990	1,093
	Clark County NV GO	3.000%	11/1/38	2,595	2,723
	Clark County NV GO	5.000%	6/1/43	10	12
	Clark County NV GO	4.000%	7/1/44	5,050	5,556
	Clark County School District GO	5.000%	6/15/23	2,340	2,475
	Clark County School District GO	5.000%	6/15/23	740	783
	Clark County School District GO	5.000%	6/15/24	340	370
	Clark County School District GO	5.000%	6/15/24	245	267
	Clark County School District GO	5.000%	6/15/25	1,860	2,086
	Clark County School District GO	5.000%	6/15/25	2,970	3,331
	Clark County School District GO	5.000%	6/15/26	100	114
	Clark County School District GO	5.000%	6/15/26	145	167
	Clark County School District GO	5.000%	6/15/27	2,790	3,160
	Clark County School District GO	5.000%	6/15/28	4,320	4,889
[1]	Clark County School District GO	3.000%	6/15/39	3,000	3,135
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	662
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,065
	Henderson NV GO	4.000%	6/1/50	3,175	3,612
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	199
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	181
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	15,872
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	213
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,459
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	656
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	281
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	9,652
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,301
	Las Vegas Valley Water District GO	5.000%	6/1/41	1,675	1,916

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	4.000%	6/1/42	855	864
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,034
	Las Vegas Valley Water District GO	5.000%	6/1/46	1,435	1,633
	Nevada GO	5.000%	3/1/22	325	326
	Nevada GO	5.000%	11/1/24	290	321
	Nevada GO	5.000%	4/1/26	130	145
	Nevada GO	5.000%	11/1/26	1,005	1,125
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	308
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	890	1,028
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	1,955	2,248
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	260	299
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	482
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	835	981
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	111
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	241
					96,821
New Hampshire (0.0%)
	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,830
New Jersey (4.8%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[6]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,493
	Essex County Improvement Authority Lease Revenue	5.000%	10/1/22	850	876
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	671
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	431
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	720
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	114
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,141
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	568
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	754
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	728
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	203
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,659
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	600	627
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	900	940

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	1,001
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,573
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,259
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	140	149
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	515	561
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/24	920	1,002
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,067
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	1,360	1,519
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	125
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,525	1,588
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	7,130
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,980	4,438
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,060
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	12/15/26	1,105	1,277
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,590	1,655
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	2,075
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,411
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,173
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,880	2,117
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,111
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,631
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,520	1,691
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	669
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,791
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	417
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	525	584
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	400
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,625	1,805
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,140	1,233
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	1,330	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	116
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	6,961
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	2,550	2,787
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,249
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,861
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	210
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	706
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	154
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	3,545	3,637
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	2,830	2,957
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	49
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	115	125
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,651
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,635	2,978
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,560	6,623
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	560	667
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	240	254
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	9,070	9,586
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,520
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,161
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	593
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	2,445	2,607
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	2,100	2,310
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	1,042
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,340
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,970	2,274
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	190
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,648
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,724
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	240	259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	3,675	4,181
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	702
New Jersey Economic Development Authority Lease (Appropriation) Revenue (St. Government Buildings Project)	5.000%	6/15/47	2,275	2,601
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,100	1,290
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,748
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	149
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	687
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,340
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	312
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	810	811
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	301
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	431
New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	70
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,504
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,705
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,100
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	152
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	324
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	254
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	136
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	212
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	768
New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	680	735
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,222
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	990
New Jersey GO	5.000%	6/1/22	700	710
New Jersey GO	4.000%	6/1/23	3,280	3,409
New Jersey GO	5.000%	6/1/24	4,175	4,531
New Jersey GO	5.000%	6/1/25	6,460	7,212
New Jersey GO	5.000%	6/1/26	4,955	5,674
New Jersey GO	5.000%	6/1/26	165	184

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/27	13,990	16,367
	New Jersey GO	5.000%	6/1/27	560	624
	New Jersey GO	5.000%	6/1/28	125	139
	New Jersey GO	5.000%	6/1/28	7,405	8,816
	New Jersey GO	5.000%	6/1/29	6,400	7,736
	New Jersey GO	4.000%	6/1/30	5,370	6,169
	New Jersey GO	4.000%	6/1/31	5,640	6,543
	New Jersey GO	3.000%	6/1/32	7,395	7,962
	New Jersey GO	4.000%	6/1/32	2,000	2,344
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	150	158
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	910	958
[8]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,268
	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	4,250	5,220
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,685
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,040	2,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,265
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	160	166
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,235	1,284
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,332
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	317
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	1,335	1,434
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	185
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,375	1,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	2,165	2,391
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	224
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,607
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,056
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,157
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,615	5,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,850	1,637
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,400
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	3,225	3,690
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,685	4,026
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,686
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,331
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	599
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,875	2,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,720
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,770	12,492
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,910	1,579
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	5,965
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,460	2,809
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,313
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,059
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	3,285	2,631
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	476
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,496
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,720	1,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,725	2,881
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,850	7,532
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	2,946
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,595	8,418
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	15,800	12,216
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	6,500	7,652
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	750
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,210

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,681
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	889
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,730	9,077
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	398
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	831
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,343
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,439
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	495
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	108
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,488
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	2,037
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,025	1,235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,347
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,581
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,203
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,308
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	5,675	5,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	155	173
[8]	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	2,000	2,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	10,067
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	5,787
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	127
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	896
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	590
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/27	125	127

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	663
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	2,575	2,617
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	631
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/29	50	51
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	512
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	250	253
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	490
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	455	461
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	309
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,985	2,018
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,083
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	13,948
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	845	1,036
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	670	751
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	840	938
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,238
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	5,655	5,748
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,342
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	846
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	899
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	865	957

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	350	391
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	860	948
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	1,450	1,525
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,430	1,498
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	432
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,694
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	4,550	4,952
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	55
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,883
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,870	6,370
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,400
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,127
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	1,032
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,114
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,207
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	7,202
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	8,080
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	599
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,421
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	21,135	23,156
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,559
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,424
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	4,472
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,505
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	11,820	12,832
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	9,151
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	865
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,170
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	574
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,875	2,742
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,196
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	240
[6,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	577
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	479
[6,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	963
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	115
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,196
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,075
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	362
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	458
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	985	1,073
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	680
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,050
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	2,995	3,257
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	303
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	598
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	925	1,021
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	303
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	238
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,470	1,598
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	119
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	559
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	500
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	512
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	596
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,834
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,150
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,238
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	654
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	535	566
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	7,929
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,230
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,089
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,802
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	7,140	7,796
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	164
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,055
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,097
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,191
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/23	445	463
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	102

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	865	881
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	1,275	1,299
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	7,445	7,586
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	153
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	433
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	978
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	51
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	520	530
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	250	255
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	270	275
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	6,710	6,977
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,915	4,071
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,180	1,227
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	545	567
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,320	1,372
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,040
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	125	130
[1]	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	115	120
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,390	1,521
[3]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	505
[3]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,888
	Ocean County NJ GO	5.000%	8/1/22	850	869
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	86
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,702
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	10,961
	Union County Improvement Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,110	1,123
					727,926
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	2,605	2,756
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	69
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	50	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	1,350	1,637
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	91
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,035	3,826
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	525	534
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	1,545	1,568
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	25,065	25,537
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	454
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	4,350	4,606
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	2,959
					44,098
New York (23.6%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	177
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	279
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,613
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	416
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	696
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	162
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	108
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	8,304
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,820	4,471
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	3,022
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	805	936
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	755
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,387
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	577
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	231
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,650
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	691
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,500
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,573
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,172
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,000	4,836
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	1,645	1,612
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	103
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	190
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	302
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,965
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	399
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,000	7,677
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	1,340	1,590
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	620	635
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,440	1,687
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	120	123
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,831
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	234
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,153
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	7,093
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,405
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	2,620	2,612
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	1,055	1,082
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	508
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	10,365	10,635
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	385	395
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/22	500	517
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	589
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,264
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	422
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	475
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	475
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,482
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	386

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,118
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,377
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	183
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	439
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,856
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	985
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	645
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,577
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	1,245	1,287
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	434
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,293
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	511
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,774
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	717
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,120	876
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	551
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	232
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	3,285	3,391
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,065
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	961
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,060	1,132
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	892
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	518
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	694
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	459
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	475
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,229
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,186
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	549
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,423

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,561
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	2,057
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	14,771
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	462
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	169
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,579
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	3,500	3,866
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	525
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	972
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	2,875
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	483
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	5,989
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,790	3,133
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,197
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	719
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	515
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	955	1,093
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	2,870
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	125
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,200	1,366
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,216
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	283
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,730
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	246
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	510	571
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,660
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	226

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	568
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	395	407
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	7,886
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,615	16,086
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	319
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	989
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,343
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	463
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	165
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	2,875
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	295
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,092
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	663
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,394
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	300
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,075	3,561
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,318
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,517
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	1,963
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,198
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,287
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,694
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	6,745	7,298
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,045
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	664
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	248
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	1,023
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,832
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	348

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	539
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	657
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,050	1,185
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	2,856
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	107
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	1,155	1,180
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	690	719
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	159
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	2,215	2,345
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	803
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	995
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	703
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,173
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	583
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	436
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,197
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	1,045	1,115
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	515	531
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	378
Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	200	204
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,120	1,164
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	819
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	10
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	656
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	445
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	943
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	571
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	5,314
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	21,660
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,032

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,441
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	105
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,231
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	4,215	4,555
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,595	4,120
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	810
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	8,656
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	993
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	280
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	172
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,363
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,968
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,265	2,436
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	3,895	4,531
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	3,750
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,709
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	589
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	11,885	13,806
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,792
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	975	1,119
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,209
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	23,015	27,177
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,640	1,840
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,695	1,902
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,766
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,631
Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	11,805	11,805
Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,200
Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	281
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	52

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	228
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,292
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	330	342
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	355	374
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	123
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	145	156
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,040	2,259
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,117
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	384
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,202
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,203
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,565
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	4,144
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	2,952
	Nassau County NY GO	5.000%	10/1/23	3,155	3,366
	Nassau County NY GO	5.000%	10/1/27	975	1,156
	Nassau County NY GO	5.000%	4/1/39	250	261
	Nassau County NY GO	5.000%	4/1/43	390	407
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,121
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,000	967
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	981
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	2,096
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	3,112
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	522
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,129
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	821
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	4,335
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,648
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,046

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,003
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	131
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	50	53
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	1,630	1,784
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	192
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	463
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,124
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,800	5,705
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	1,944
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	288
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	500	641
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	290
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,488
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,162
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	843
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,439
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	665	740
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,000	1,158
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,500	6,634
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,740
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,407
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	10,624
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	671
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,021
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/23	50	53
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	822
	New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	115	130
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	499
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	8/1/23	1,000	1,063
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	255

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	101
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/27	4,000	4,781
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	933
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	816
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	346
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	439
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	11/1/32	16,905	21,634
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	143
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,521
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,223
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	215
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,555
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	803
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	276
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/36	3,000	3,468
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,979
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,054
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	331
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/37	7,500	8,651
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	8/1/37	3,500	4,297
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	11/1/37	2,000	2,314
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/38	255	297
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/39	3,000	3,440
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,675	1,806
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,361
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	5/1/43	360	417
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,545
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,485
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	6,085
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	10,327

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,469
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,840	2,905
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	140
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,110	1,147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	213
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	804
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	567
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,615
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,381
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,332
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	545	620
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	717
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	1,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	117
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	5,840

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	150	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	225	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	4,727
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	1,006
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,316
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	978
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	264
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,889
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,399
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	90
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,013
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,840
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,733
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,380	1,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,105	1,272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	648

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	744
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	238
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,506
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,236
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	63
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,668
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	874
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	929
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,325
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	3,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,813
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	417
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	5,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	2,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,060	2,251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	103
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	2,190	2,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	220	258
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	434
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	344
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	126
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,463
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,120	2,565

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,624
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,790
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	431
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,792
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	487
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	113
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	713
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,182
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,621
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	734
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	394
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	4,208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,455	2,940
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,304
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,175
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	574
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,374
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	11,104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,559
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,012

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,836
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	2,923
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,239
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	14,974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,489
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	3,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	10,560	12,142
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	12,478
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	514
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,542
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	5,872
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,289
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,002
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,925	3,428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	475
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,715	1,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,176
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	204
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	3,024
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	4,808

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	7,719
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,630
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	5,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	17,429
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,601
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,432
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	241
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	5,857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,805
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	7,360	8,240
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	2,500	2,818
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	595	634
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,048
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	2,950	2,975
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	10,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	7,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,180	4,686
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	5,000	5,606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,500
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	5,590
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	9,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	6,902
New York City Transitional Finance Authority Future Tax Secured Revenue	5.000%	11/1/33	16,060	20,510

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	139
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	111
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,367
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,662
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,463
New York City Water & Sewer System Sewer Water Revenue	5.000%	6/15/27	2,340	2,663
New York City Water & Sewer System Water Revenue	4.000%	6/15/24	185	197
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	130	142
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	680	706
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	315	339
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	830	893
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	365	393
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	6,020	6,683
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,489
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	325	365
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	1,000	1,123
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	184
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	846
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,240	2,618
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	737
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	1,000	1,236
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	1,004
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,601
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	274
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,660	1,857
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,711
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,346
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	223
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,200
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	887

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,450	1,640
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,299
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	695	734
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,110	6,649
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,565	4,026
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,545	7,114
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,155	6,690
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,310	1,537
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	3,957
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	4,140
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,087
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	5,950
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	11
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	989
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	4,740
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,370	2,737
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	365	428
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	5,332
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	1,000	1,173
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	459
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	900	1,054
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,239
New York City Water & Sewer System Water Revenue	4.000%	6/15/39	200	202
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	3,060
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	4,111
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,975	8,849
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	625	694
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,200	1,332
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,853
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	500	555

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,045	5,678
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,650
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	2,010	2,459
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,167
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	8,508
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	11,665
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	6,375	7,197
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	5,000	5,680
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,000	2,272
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	6,000	6,774
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	124
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	500	506
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,022
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	7,730	8,135
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	168
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	4,030	4,098
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	150	175
New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,496
New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,154
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,280
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,530	11,904
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	890	983
New York City Water & Sewer System Water Revenue	5.250%	6/15/46	1,475	1,693
New York City Water & Sewer System Water Revenue	4.000%	6/15/47	1,100	1,128
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	15,580	16,167
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	305
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,556
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	9,980	11,395
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	2,942
New York City Water & Sewer System Water Revenue	5.250%	6/15/47	800	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,960	2,277
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	22,620	26,540
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,885	6,502
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	5,827
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,520	9,514
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	9,490	10,597
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	4,789
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,073
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,325	16,086
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	3,500	4,293
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	831
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	5,000	5,608
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,811
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/22	100	102
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	300	317
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/23	270	286
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	8,015	8,471
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	164
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	459
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	294
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	357
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,465	3,882
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	174
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	106
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,589
	New York NY GO	5.000%	4/1/22	250	252
	New York NY GO	4.000%	8/1/22	1,635	1,664
	New York NY GO	5.000%	8/1/22	3,535	3,615
	New York NY GO	5.000%	8/1/22	2,350	2,359
	New York NY GO	5.000%	8/1/22	735	752
	New York NY GO	5.000%	8/1/22	300	307
	New York NY GO	5.000%	8/1/22	1,515	1,549
	New York NY GO	5.000%	8/1/22	170	174
	New York NY GO	5.000%	8/1/22	700	716
	New York NY GO	5.000%	8/1/22	845	864
	New York NY GO	5.000%	8/1/22	205	210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/22	1,380	1,411
New York NY GO	5.000%	8/1/22	215	220
New York NY GO	5.000%	8/1/22	1,200	1,227
New York NY GO	5.000%	8/1/22	5,250	5,369
New York NY GO	5.000%	8/1/22	225	230
New York NY GO	5.000%	8/1/22	200	205
New York NY GO	5.000%	8/1/22	200	205
New York NY GO	5.000%	8/1/23	6,500	6,775
New York NY GO	5.000%	8/1/23	1,670	1,773
New York NY GO	5.000%	8/1/23	290	308
New York NY GO	5.000%	8/1/23	275	292
New York NY GO	5.000%	8/1/23	100	106
New York NY GO	5.000%	8/1/23	5,200	5,522
New York NY GO	5.000%	8/1/23	2,910	3,090
New York NY GO	5.000%	8/1/23	190	191
New York NY GO	5.000%	8/1/23	225	239
New York NY GO	5.000%	8/1/23	815	865
New York NY GO	5.000%	8/1/23	1,025	1,089
New York NY GO	5.000%	8/1/23	690	733
New York NY GO	5.000%	8/1/24	310	317
New York NY GO	5.000%	8/1/24	710	726
New York NY GO	5.000%	8/1/24	250	265
New York NY GO	5.000%	8/1/24	3,045	3,337
New York NY GO	5.000%	8/1/24	1,120	1,227
New York NY GO	5.000%	8/1/24	745	816
New York NY GO	5.000%	8/1/24	365	400
New York NY GO	5.000%	8/1/24	4,760	5,217
New York NY GO	5.000%	8/1/24	1,000	1,096
New York NY GO	5.000%	8/1/24	500	548
New York NY GO	5.000%	8/1/24	210	219
New York NY GO	5.000%	8/1/24	270	296
New York NY GO	5.000%	8/1/24	250	261
New York NY GO	5.000%	8/1/25	2,000	2,008
New York NY GO	5.000%	8/1/25	605	631
New York NY GO	5.000%	8/1/25	2,195	2,330
New York NY GO	5.000%	8/1/25	1,260	1,417
New York NY GO	5.000%	8/1/25	1,465	1,602
New York NY GO	5.000%	8/1/25	2,285	2,569
New York NY GO	5.000%	8/1/25	745	829
New York NY GO	5.000%	8/1/25	675	759
New York NY GO	5.000%	8/1/25	1,835	2,063
New York NY GO	5.000%	8/1/25	1,115	1,254
New York NY GO	5.000%	8/1/25	3,500	3,936
New York NY GO	5.000%	8/1/25	1,180	1,327
New York NY GO	5.000%	8/1/25	1,405	1,580
New York NY GO	5.000%	8/1/25	145	146
New York NY GO	5.000%	8/1/25	100	104
New York NY GO	5.000%	3/1/26	1,710	1,846
New York NY GO	5.000%	8/1/26	2,095	2,402
New York NY GO	5.000%	8/1/26	2,035	2,300
New York NY GO	5.000%	8/1/26	5,235	6,047
New York NY GO	5.000%	8/1/26	905	1,045
New York NY GO	5.000%	8/1/26	1,255	1,373
New York NY GO	5.000%	8/1/26	220	254
New York NY GO	5.000%	8/1/26	635	734
New York NY GO	5.000%	8/1/26	85	87
New York NY GO	5.000%	8/1/26	645	745
New York NY GO	5.000%	3/1/27	1,675	1,808

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/27	1,855	2,122
New York NY GO	5.000%	8/1/27	1,450	1,636
New York NY GO	5.000%	8/1/27	1,255	1,394
New York NY GO	5.000%	8/1/27	4,355	5,062
New York NY GO	5.000%	8/1/27	1,760	2,082
New York NY GO	5.000%	8/1/27	875	929
New York NY GO	5.000%	8/1/27	195	213
New York NY GO	5.000%	8/1/27	475	557
New York NY GO	5.000%	8/1/27	5,000	5,914
New York NY GO	5.000%	8/1/27	110	130
New York NY GO	5.000%	3/1/28	2,000	2,159
New York NY GO	5.000%	8/1/28	120	120
New York NY GO	5.000%	8/1/28	2,740	2,856
New York NY GO	5.000%	8/1/28	240	270
New York NY GO	5.000%	8/1/28	1,055	1,171
New York NY GO	5.000%	8/1/28	330	383
New York NY GO	5.000%	8/1/28	1,555	1,818
New York NY GO	5.000%	8/1/28	3,305	3,922
New York NY GO	5.000%	8/1/28	555	668
New York NY GO	5.000%	8/1/28	1,000	1,207
New York NY GO	5.000%	8/1/28	1,235	1,410
New York NY GO	5.000%	8/1/29	500	531
New York NY GO	5.000%	8/1/29	395	438
New York NY GO	5.000%	8/1/29	6,300	7,287
New York NY GO	5.000%	8/1/29	50	57
New York NY GO	5.000%	8/1/29	5,000	6,167
New York NY GO	5.000%	8/1/29	100	100
New York NY GO	5.000%	8/1/29	585	587
New York NY GO	5.000%	8/1/29	255	266
New York NY GO	5.000%	8/1/29	1,000	1,233
New York NY GO	5.000%	8/1/30	3,885	4,429
New York NY GO	5.000%	8/1/30	2,230	2,577
New York NY GO	5.000%	8/1/30	3,585	4,143
New York NY GO	5.000%	8/1/30	495	594
New York NY GO	5.000%	8/1/30	5,315	6,669
New York NY GO	5.000%	8/1/30	545	547
New York NY GO	5.000%	10/1/30	3,000	3,711
New York NY GO	5.000%	10/1/30	390	392
New York NY GO	5.000%	12/1/30	490	572
New York NY GO	5.000%	8/1/31	5,515	6,287
New York NY GO	5.000%	8/1/31	85	93
New York NY GO	5.000%	10/1/31	8,910	10,991
New York NY GO	5.250%	10/1/31	5,500	6,597
New York NY GO	5.000%	12/1/31	200	234
New York NY GO	4.000%	8/1/32	350	388
New York NY GO	5.000%	8/1/32	110	120
New York NY GO	5.000%	8/1/32	170	186
New York NY GO	5.000%	10/1/32	180	181
New York NY GO	4.000%	3/1/33	125	133
New York NY GO	5.000%	4/1/33	5,440	6,872
New York NY GO	5.000%	8/1/33	1,250	1,327
New York NY GO	5.000%	8/1/33	1,000	1,107
New York NY GO	4.000%	8/1/34	2,750	3,136
New York NY GO	5.000%	12/1/34	100	116
New York NY GO	3.000%	3/1/35	2,000	2,121
New York NY GO	5.000%	6/1/35	5,000	5,581
New York NY GO	5.000%	10/1/35	500	589
New York NY GO	5.000%	12/1/35	820	953

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	4.000%	3/1/36	3,250	3,669
	New York NY GO	5.000%	6/1/36	130	145
	New York NY GO	5.000%	3/1/37	5	5
	New York NY GO	4.000%	8/1/37	1,000	1,123
	New York NY GO	4.000%	8/1/37	485	549
	New York NY GO	5.000%	12/1/37	350	405
	New York NY GO	4.000%	3/1/38	2,145	2,430
	New York NY GO	4.000%	8/1/38	11,520	13,113
	New York NY GO	4.750%	8/1/38	3,335	3,525
	New York NY GO	5.000%	8/1/38	3,140	3,846
	New York NY GO	5.000%	10/1/38	4,005	4,702
	New York NY GO	4.000%	3/1/39	1,440	1,523
	New York NY GO	5.000%	3/1/39	1,000	1,234
	New York NY GO	5.000%	4/1/39	5,000	5,973
	New York NY GO	4.000%	8/1/39	595	671
	New York NY GO	4.000%	8/1/39	17,000	19,320
	New York NY GO	5.000%	8/1/39	10,095	12,236
	New York NY GO	4.000%	8/1/40	4,230	4,720
	New York NY GO	4.000%	10/1/40	500	556
	New York NY GO	4.000%	8/1/41	605	679
	New York NY GO	3.000%	10/1/41	5,000	5,160
	New York NY GO	5.000%	12/1/41	1,245	1,438
	New York NY GO	4.000%	8/1/42	2,160	2,401
	New York NY GO	4.000%	12/1/42	1,205	1,341
	New York NY GO	5.000%	4/1/43	7,500	8,944
	New York NY GO	5.000%	8/1/43	2,660	3,231
	New York NY GO	4.000%	12/1/43	510	562
	New York NY GO	5.000%	12/1/44	10,500	12,710
[4]	New York NY GO PUT	5.000%	12/1/25	2,000	2,237
	New York NY GO, Prere.	5.000%	4/1/22	250	252
	New York NY GO, Prere.	5.000%	4/1/22	285	287
	New York NY GO, Prere.	5.000%	4/1/22	2,305	2,322
	New York NY GO, Prere.	5.000%	8/1/22	7,630	7,802
	New York NY GO, Prere.	5.000%	8/1/22	1,780	1,820
	New York NY GO, Prere.	5.000%	8/1/22	1,670	1,707
	New York NY GO, Prere.	5.000%	8/1/22	125	128
	New York NY GO, Prere.	5.000%	10/1/22	285	293
	New York NY GO, Prere.	5.000%	10/1/22	930	958
	New York NY GO, Prere.	5.000%	10/1/22	420	432
	New York NY GO, Prere.	5.000%	10/1/22	680	700
	New York NY GO, Prere.	5.000%	2/1/23	350	365
	New York NY GO, Prere.	5.000%	3/1/23	980	1,025
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,747
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,663
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,264
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	233
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	275	279
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	66
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	137
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/26	150	152
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	674
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	27
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	886
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	241
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	572
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	868
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	129
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,603
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	726
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,729
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,050
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	927
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,624
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	6,360
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	111
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	1,135
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,333
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,000	2,902
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	210
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,457
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	2,535	3,130
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	1,116
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	611
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,377
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/22	1,250	1,257
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/32	1,590	1,995
	New York State Dormitory Authority Health, Income Tax Revenue	5.000%	3/15/41	5,000	6,076
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,294
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	100	100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	535	536
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	560	563
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	480	483
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	2,150	2,162
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	85	85
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	236
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	3,988
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	120
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	914
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	313
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	768
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	110
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,418
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	643
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	211
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	100	108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	261
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,038
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,121
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,225	1,363
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,825
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	60,460	67,441
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,595	2,968
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	615
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,201
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	106
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,059
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	356
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	4,900	5,617
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	595	688

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	120
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	7,851
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	736
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,665
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,365
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,220
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,375	1,628
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,476
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,665	2,763
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	850
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	86
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	681
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	277
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,764
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	425	459
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	145
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	243
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	5,862
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	740
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	754
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,254
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	705
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,072
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	698
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,006
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	416
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,121
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	497

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	980
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,265	2,508
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,734
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,396
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,635	1,767
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,705	1,918
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	20,000	25,799
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	5,063
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	140	141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,851
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	432
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,343
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	995	1,101
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	5,916
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	49
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	405
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	9,758
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	858
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	475
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,314
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,817
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	10,397
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,268
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	25,000	32,009
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,244
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	408
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,510
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,154
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	670
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,062
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,199
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,082
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,137
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,825
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,437
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,659
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,308
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	23,722
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,253
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,950
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,319
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,114
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	12,826
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,694
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	337
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,394
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,475	2,874
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	1,000	1,097
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	12,580
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	656
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	302
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,721
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,693
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	100	111
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,313
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	15,072
New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	535	551
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	649

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,200	2,297
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,885	3,013
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	655	684
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	1,510	1,583
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	380	398
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/23	5,620	5,890
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,045	6,526
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	162
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	216
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,641
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	1,900	2,059
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	6,031
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	580
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	7,730	8,615
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	3,093
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	2,067
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,905
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,133
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,510
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	799
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	5	6
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/28	400	471
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	4,000	4,720
[6]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,837
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,115
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	6,310
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,693
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,095
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,280
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,562
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,560
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/27	100	116
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	110
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	2,967
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,155
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	1,945
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	1,905	2,203
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,669
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,213
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,175
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	1,215	1,222
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	455	458
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	310	312
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,148
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	262
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	142
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	300	314
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,326
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,526
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,530	1,708
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	11
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	103
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	151
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,690	1,887
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,900	2,058
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	113
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	258
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	3,690	3,993
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	1,930	2,181
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,061
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,551
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,568
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	457
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	720	836
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	10,450	12,276
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	1,963
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	1,940
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,700	1,969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,694
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	1,375	1,551
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,255	2,610
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,624
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	539
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	533
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,588
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	739
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,804
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,746
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,400
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,612
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	2,695	3,039
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,386
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	440
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,555	2,947
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	78

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	869
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	316
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,835	2,114
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	688
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	115
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,778
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,209
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	2,878
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,162
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,698
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,842
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	13,815	16,044
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	323
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	3,246
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	396
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	285
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	450	520
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,974
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,737
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	4,932
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	5,245	5,649
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,010	2,379
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,480
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,132
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,765	1,850
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,488
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	629
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	1,575	1,600

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	102
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	148
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	767
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	135
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	8,351
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,462
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,031
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	524
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	141
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	111
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	101
New York State Thruway Authority Highway & Bridge Trust Funds Miscellaneous Revenue	5.000%	4/1/30	9,000	9,069
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	416
New York State Thruway Authority Highway Revenue	5.000%	1/1/23	2,855	2,968
New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	553
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,682
New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	388
New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	2,893
New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,115
New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,221
New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	1,957
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	505	556
New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,621
New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,458
New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,149
New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,586
New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,105
New York State Thruway Authority Highway Revenue	4.000%	1/1/49	25,000	27,980
New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,447
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,721
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	122
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	576
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	10,883
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,756
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	725
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,713
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	23,976
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,511
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	30,000	33,335
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	8,816
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	7,748
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,629
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,000	1,006
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	980	986
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,600
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,750	4,777
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	288
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	550
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	629
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,164
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	660
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	419
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	393
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	550	577
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	4,105
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	377
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,146
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,784

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,825
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	243
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,774
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	9,259
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,528
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,773
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	335
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	836
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,280	5,888
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	120
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,500	2,699
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,775
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	3,046
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,582
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	113
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	7,264
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	400	419
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	865	1,018
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	209
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	10,695	11,193
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	745
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,401
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	171
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,598
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	361
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,066
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,188
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,720
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	387
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	152

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	690
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	285	321
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,197
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	2,983
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	216
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,020
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,740
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	429
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,355
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	162
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,500	1,570
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	4,970
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	549
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,911
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	523
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	5,619
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	6,072
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,682
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	205
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,233
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	971
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	188
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,909
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	296
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	175
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,000	1,242
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	570
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,500	1,864
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	5,663
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	7,526

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	4,211
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,510
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,164
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,296
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,384
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,655
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,513
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,675
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,467
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	18,631
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,110
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	7,626
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	11,674
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	21,459
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,315
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/22	375	377
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	398
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	1,660	1,740
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	12
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	13,955	16,062
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	123
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	8,140	8,272
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	2,027
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	2,360	2,645
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	7,900
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,470
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,504
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,000	934
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,400
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	2,020	2,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	600
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,861
Oyster Bay NY GO	4.000%	11/1/22	820	840
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,641
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	631
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	354
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	565
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	202
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	29
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	141
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	417
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	118
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	11,913
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	478
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	274
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	196
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	652
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,455	5,008
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	22
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	331
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	4,234
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	251
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,810
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	104
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,425	5,040
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,153

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,206
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	4,229
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,739
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,136
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,962
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	5,625	6,408
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	5,750
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,806
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	425
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	211
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,122
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,397
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	462
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,635
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,705	10,250
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	885	982
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	11,575
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,069
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,768
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,356
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	12,437
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	8,370	9,286
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	219
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/22	1,590	1,640
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	321
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,105
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	5,035	5,428
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	5,380	5,942
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,215

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,154
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,485
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,585	2,855
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,837
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,193
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	218
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,076
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	114
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,174
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	373
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	574
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	578
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	459
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	569
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	537
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	276
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,442
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	364
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,936
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	269
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	279
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	1,055
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	549
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	195
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	547
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	465
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,083
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	887
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,286
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,437
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,393

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,664
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	500
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	675
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	464
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,207
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,090	8,326
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	1,500	1,812
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,471
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,033
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,373
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,162
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	5,088
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,595	3,073
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,549
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,232
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	12,742
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	315
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,258
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,443
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,210
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	5,950	7,279
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	1,113
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,000	14,435
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,657
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,235	3,627
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	5,000	4,632
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,500	7,600
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	7,705	8,643
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	9,147
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	12,000	14,256

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	2,000	2,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	1,017
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,190
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	4,877
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,302
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	333
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,473
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	214
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	197
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	291
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	75
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	98
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	107
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	11,151
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	161
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,105	3,330
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	467
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,800	10,009
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	863
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	119
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	471
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	1,275	1,366
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,339
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,338
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	6,029
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,189
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,534
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	14,280	15,250
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,860	6,901
				3,573,914
North Carolina (1.4%)
Charlotte NC (Transit Project) COP	4.000%	6/1/34	4,535	5,382

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Charlotte NC (Transit Project) COP	4.000%	6/1/35	3,000	3,543
Charlotte NC (Transit Project) COP	3.000%	6/1/36	1,580	1,681
Charlotte NC (Transit Project) COP	3.000%	6/1/37	1,665	1,764
Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	10,178
Charlotte NC COP	3.000%	6/1/22	75	75
Charlotte NC COP	4.000%	6/1/49	2,750	3,068
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	106
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,792
Forsyth County NC GO	3.000%	4/1/29	4,535	4,982
Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,095
Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,127
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,974
North Carolina Appropriations Revenue	5.000%	5/1/22	560	566
North Carolina Appropriations Revenue	5.000%	5/1/22	1,000	1,012
North Carolina Appropriations Revenue	5.000%	5/1/23	1,025	1,079
North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,418
North Carolina Appropriations Revenue	5.000%	5/1/24	2,065	2,247
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,665
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,650
North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,196
North Carolina Appropriations Revenue	5.000%	6/1/25	865	974
North Carolina Appropriations Revenue	5.000%	5/1/26	11,030	12,733
North Carolina Appropriations Revenue	5.000%	5/1/26	405	440
North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	4,063
North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,390
North Carolina Appropriations Revenue	5.000%	5/1/27	195	212
North Carolina Appropriations Revenue	5.000%	5/1/30	55	65
North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	11,531
North Carolina Appropriations Revenue	4.000%	5/1/33	80	92
North Carolina Appropriations Revenue	4.000%	5/1/34	40	46
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	50	53
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	109
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	150	168
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,250
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,393
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,970	22,703
North Carolina GO	5.000%	5/1/22	500	506
North Carolina GO	5.000%	6/1/22	225	228
North Carolina GO	5.000%	6/1/23	5,215	5,510
North Carolina GO	5.000%	6/1/24	1,775	1,938
North Carolina GO	5.000%	6/1/25	1,895	2,135
North Carolina GO	5.000%	6/1/26	3,350	3,885
North Carolina GO	5.000%	6/1/26	1,070	1,241
North Carolina GO	5.000%	6/1/28	6,010	7,320
North Carolina GO	5.000%	6/1/28	100	116
North Carolina GO	5.000%	6/1/29	1,505	1,871
North Carolina GO	2.125%	6/1/36	1,180	1,182
North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	178
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	5,758
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	540	600
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	111
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	6,038
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	141
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	305
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	263
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	345	382
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	165
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	221
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	347
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	45
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,395
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	2,996
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,232
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,476
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,775
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	221
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	7,289
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	850
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	221
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,563
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,357
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	10,293
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,471
	Wake County NC Appropriations Revenue	5.000%	3/1/24	5,000	5,410
	Wake County NC Appropriations Revenue	5.000%	3/1/25	3,250	3,631
	Wake County NC Appropriations Revenue	5.000%	3/1/26	1,750	2,012
	Wake County NC GO	5.000%	3/1/23	510	534
					207,372
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	980
[1]	University of North Dakota COP	2.500%	6/1/54	1,200	1,036
					2,016
Ohio (1.5%)
[8]	Akron OH Income Tax Revenue	4.000%	12/1/30	400	459
[8]	Akron OH Income Tax Revenue	4.000%	12/1/31	370	425
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	290
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,507
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	750	804
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	200	214
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,635	1,638
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,532
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	170
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	70
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,000	3,746
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,461
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,920	1,923
	Athens City School District GO	3.250%	12/1/48	2,775	2,937
[2]	Berea City School District GO	4.000%	12/1/53	250	269
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	530
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	678
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	8,235	8,394
[3]	Cincinnati City School District GO	5.250%	12/1/31	200	264
	Cleveland Heights & University Heights City School District GO, Prere.	4.500%	6/1/23	1,870	1,962
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,193
	Columbus OH GO	4.000%	4/1/31	4,000	4,466
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,324
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	243
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	7,650
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,754
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,985
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	525
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	560
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,162
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	281
	Fairborn City School District GO	3.000%	12/1/55	5,000	5,217
	Forest Hills Local School District GO	5.000%	12/1/46	200	218
	Franklin City School District GO	3.000%	11/1/57	6,180	6,323
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Groveport-Madison Local School District GO, Prere.	5.000%	10/1/22	6,205	6,387
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	100	102
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	231
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	455
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	277
	Miami University College & University Revenue	4.000%	9/1/45	4,025	4,556
	North Canton City School District GO	3.000%	11/1/56	2,500	2,574
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	4,075	4,306
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	633
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	4,865	5,130
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	4,061
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,160	2,327
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	332
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,630
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,322
	Ohio GO	5.000%	12/15/22	315	327
	Ohio GO	5.000%	9/15/23	140	149
	Ohio GO	5.000%	12/15/23	1,550	1,667
	Ohio GO	5.000%	9/15/24	1,040	1,146
	Ohio GO	5.000%	9/15/24	2,750	3,029
	Ohio GO	5.000%	9/1/25	505	572
	Ohio GO	5.000%	9/15/25	480	545
	Ohio GO	5.000%	9/15/25	190	216
	Ohio GO	5.000%	8/1/26	155	180
	Ohio GO	5.000%	5/1/27	210	249
	Ohio GO	5.000%	8/1/27	4,510	5,363
	Ohio GO	5.000%	5/1/30	2,190	2,448
	Ohio GO	5.000%	5/1/34	3,000	3,342
	Ohio Government Fund/Grant Revenue	5.000%	12/15/22	175	182
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	236
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,251
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	1,000	1,036
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	830
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	330
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,158
	Ohio State University College & University Revenue	3.500%	6/1/38	405	416
	Ohio State University College & University Revenue	5.000%	12/1/39	645	706
	Ohio State University College & University Revenue	4.000%	6/1/43	3,220	3,335
	Ohio State University College & University Revenue	4.000%	12/1/43	2,000	2,317
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	5,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio State University College & University Revenue	4.000%	12/1/48	11,500	13,201
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	900
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	418
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	434
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	33
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	735
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,170
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	101
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	338
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	320
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	166
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	640	776
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	5,874
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,457
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	1,027
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	1,380	1,698
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,215
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	163
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,030	2,543
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,926
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	7,519
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,490	7,984
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,575	3,200
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,568
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,799
	Perry Local School District GO	3.000%	11/1/55	6,550	6,767
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	269
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	223
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,034
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,770
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	859
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	563

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,395
	Wickliffe City School District GO	3.125%	12/1/43	775	811
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,353
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,065
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	336
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	506
					228,326
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	898
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,105
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	250	293
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	7,750
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	315
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,528
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	818
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	1,141
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,447
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/22	15	15
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,408
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	224
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	435
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	175	211
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	565	627
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	565
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,750
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	130	151
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,760	9,655
	Oklahoma Water Resources Board Water Revenue	5.000%	4/1/51	3,940	4,946
					38,282
Oregon (0.9%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,664
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	265
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	425
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	258
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	2,724
	Multnomah County OR GO	5.000%	6/15/29	2,990	3,704

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Multnomah County OR GO, Prere.	4.000%	6/1/22	2,105	2,130
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,587
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	15,867
Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	5,065	5,707
Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	495	503
Multnomah County School District No. 1 Portland GO	5.000%	6/15/22	710	722
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	244
Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	382
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	9,283
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,027
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,450	3,821
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,894
Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,884
Oregon GO	5.000%	12/1/23	500	537
Oregon GO	5.000%	8/1/29	2,290	2,723
Oregon GO, Prere.	5.000%	8/1/23	25	27
Oregon Health & Science University Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	4,365	4,320
Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,273
Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,534
Oregon State Lottery Revenue	5.000%	4/1/28	175	195
Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,881
Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,107
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,380
Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	4,435	5,305
Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	4,505	4,581
Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,415
Portland OR Water System Water Revenue	5.000%	5/1/44	4,000	4,928
Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,075	1,302
Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,699
Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	3,372
Seaside School District No. 10 GO	0.000%	6/15/37	500	283
University of Oregon College & University Revenue	5.000%	4/1/45	100	110
University of Oregon College & University Revenue	3.500%	4/1/52	15,000	16,004
Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,170
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,338
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,225	10,081
Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington County OR GO	3.000%	7/1/34	1,055	1,126
					136,421
Pennsylvania (3.7%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,382
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,169
	Allegheny County PA GO	5.000%	11/1/29	675	785
	Allegheny County PA GO	5.000%	11/1/41	430	493
	Allegheny County PA GO, Prere.	5.000%	12/1/22	640	663
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	2,575	2,668
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,219
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,106
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	338
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	152
	Bucks County PA Middletown Township GO	5.000%	8/15/22	195	200
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	446
	Chester County IDA Recreational Revenue	4.000%	12/1/51	1,000	1,138
[1]	Coatesville School District GO	5.000%	8/1/23	285	302
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	111
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,770	1,797
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	102
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	475
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,324
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,011
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	560	564
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	300	306
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,935	4,009
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	225	229
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	26
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,110	1,141
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	229
	Commonwealth of Pennsylvania GO	5.000%	1/15/23	310	323
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,691
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	811
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	655	687
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	475
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	27
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,401
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	481
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	409
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	491
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,880
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,221
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	167
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,545	8,515
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,081
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,504
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,290	5,984
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	100	107
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,465
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,475
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	3,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,665
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	3,756
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,284
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	792
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	25
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	5,905
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	285
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	360
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	588
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	6,000	6,995
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	150
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,100	6,159
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	315
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,561
[2]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	2,035
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	420
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,000
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,873
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	104
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,062
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,535
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	943
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	418
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	553
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	727
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	12,535
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,145
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	106
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,683
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	818
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	126
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,252
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,713
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,064
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,460
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,624
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	300	305
	Commonwealth of Pennsylvania GO, Prere.	4.000%	6/1/22	1,250	1,265
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,635	3,690
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,421
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,142
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,800	1,827
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	150	152
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	775	787
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,574
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,910	2,005
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	808
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,404
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,950	12,543
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	514
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,967
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	16
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	268
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	345	366
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	107
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,005	6,718
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,070	6,158
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	519
	Haverford Township PA GO	4.000%	6/1/30	445	500
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	203
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	220
[1]	Luzerne County PA GO	5.000%	11/15/29	40	45
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	448
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,174
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,983
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,093
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	2,000	2,186
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	1,000	1,201
[1,8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,943
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	3,000	2,928
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	4,000	4,317
[8]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	3,755	4,453
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	73
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	151
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	269
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	150
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	6,204
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	133
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	211
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	272
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	2,295	2,548
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	185
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,146
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	6,648
	Pennsylvania State University College & University Revenue	5.000%	9/1/49	6,465	7,815
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	145
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	597
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,315
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	7,114
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	5,750	5,861
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	15,000	16,807
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	10,000	11,197
	Pennsylvania Turnpike Commission Fuel Sales Tax Revenue	5.000%	11/15/22	285	295
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	483
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,337
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	593
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	180	205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	343
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	195
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,184
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,389
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,000	1,186
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,167
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	163
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,412
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,540	3,895
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,323
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,440
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	520	611
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,227

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	440	473
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	770
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,072
Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,275	5,398
Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,242
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,699
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,370	3,702
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,842
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	4,883
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	2,055	2,308
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,333
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,765	2,017
Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	10,900	12,542
Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	3,104
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,292
Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	159
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	4,352
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	355	379
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,195
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	5,557
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,530	2,778
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	911
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	117
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,110
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	580	650
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	730	818
Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	113
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,510
Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	2,229
Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	2,625	2,978
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	7,649
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,680
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,060	4,470
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	7,881
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	7,148
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,817
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	2,500	2,484
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	2,217
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	595	669
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,633
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,083
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,367
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,016
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	54
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	326
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	978
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	887
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/22	100	103
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	280
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	126
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,427
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,715
[1]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	1,000	1,212
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,053
[1]	Philadelphia PA GO	5.000%	8/1/30	800	947
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,618
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	148
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,209
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,230
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	4,825
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,415	1,547
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,153
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,509
	Philadelphia School District GO	5.000%	9/1/25	555	627
[3]	Philadelphia School District GO	5.000%	6/1/27	365	433
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,193

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,060
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,830
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,423
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,215
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	986
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	664
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	495
	Swarthmore Borough Authority College & University Revenue	4.000%	9/15/43	4,875	5,670
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,525
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	217
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,343
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	108
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,606
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	595
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	399
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,338
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	612
					561,672
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	1,605	1,695
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	551
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	205	236
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	740	850
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,575
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,350
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	227
					15,484
South Carolina (1.1%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	252
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	6,052
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,282
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	837
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	4,766
	Richland County SC GO	5.000%	3/1/23	10,770	11,273
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	37
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,611
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	4,230	4,775
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	4,210	5,170
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	2,262
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	91
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	215
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	83
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	413
[3]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	10
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	45	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	28
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	720	817
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	55	63
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/36	750	852
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	318
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	80	85
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	3,355	3,806
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	21
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	342
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	470
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	293
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	132
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	73
	South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	47

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	127
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	435
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	356
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	786
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	13,082
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	303
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,917
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	431
South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	100	105
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,279
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,763
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	780
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,050	1,204
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	663
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	410	449
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,785	1,958
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	105	120
South Carolina Public Service Authority Nuclear Revenue	3.500%	12/1/39	25	26
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,925
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	291
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	2,760	3,032
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	225	241
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	29
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	8,195	8,970
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	11,895	13,264
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	11,655	13,424
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	16,430	18,128
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	2,835	3,191
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,925	2,215
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	2,315	2,730

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	840	915
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	662
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	17
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	46
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,411
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	152
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/23	200	214
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	297
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,413
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,041
					163,509
South Dakota (0.0%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	680	714
Tennessee (0.3%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	502
	Memphis TN GO	5.000%	4/1/26	7,510	8,374
	Memphis TN GO	4.000%	6/1/32	1,390	1,539
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	553
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	800
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	543
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	325	355
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	350
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,645
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,404
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,975	10,158
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	2,610	2,933
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,423
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,365	1,532
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	426
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	852
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	1,077
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	3,061

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	968
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,643
	Oak Ridge TN GO	5.000%	6/1/25	600	675
	Shelby County TN GO	5.000%	3/1/24	690	747
	Tennessee GO	5.000%	8/1/22	15	15
	Tennessee GO, Prere.	4.000%	8/1/22	50	51
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	496
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,170	5,875
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	176
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	207
					51,380
Texas (9.2%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	444
[3]	Alamo Community College District GO	4.500%	8/15/33	25	25
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	368
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/25	310	349
[14]	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,252
[14]	Alief Independent School District GO	4.000%	2/15/30	2,530	2,771
[14]	Alief Independent School District GO	4.000%	2/15/31	2,580	2,822
[14]	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,608
[14]	Arlington TX Independent School District GO	5.000%	2/15/23	500	522
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	388
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,094
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,280
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,475
	Austin TX GO	5.000%	9/1/22	2,500	2,566
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	325
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	579
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	108
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	637
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,765
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,639
	Bexar County TX GO, Prere.	5.000%	6/15/26	2,490	2,888
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	725	743
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	145
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	197
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	178
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,925	2,170

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,933
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,980
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,200
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,503
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	8,655	9,582
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,354
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,169
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	619
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	100	113
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	95
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	327
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,349
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,553
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,761
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	10,217
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	412
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,965
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	5,250	5,689
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	790	862
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,134
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,420	7,003
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,903	1,949
[1]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	375	384
[2]	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	50	51
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,400	1,572
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,827
	Collin County Community College District GO	5.000%	8/15/24	1,515	1,665
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,360
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,766
[8,14]	Comal Independent School District GO	2.625%	2/1/47	5,000	4,718
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,225
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	535
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	859
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	17
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,640
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,722
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	6,723
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	430	544
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	348
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	6,289
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	5,000	6,165
	Dallas Area Rapid Transit Sales Tax Revenue	4.000%	12/1/51	7,000	7,926

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	3,075	3,506
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	4,255	4,852
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	1,305	1,488
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,515	7,429
	Dallas College GO	4.000%	2/15/28	730	825
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	116
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,140	1,350
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	358
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	435
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	411
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,185	2,733
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,115	2,260
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	675	696
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,023
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	600	637
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	5,368
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	11,465	12,898
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/46	3,515	3,936
[14]	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,140
[14]	Dallas Independent School District GO	5.000%	8/15/23	125	133
[14]	Dallas Independent School District GO	5.000%	8/15/24	535	587
[14]	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,449
[14]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	386
[14]	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	380	381
[14]	Dallas Independent School District GO, Prere.	3.000%	8/15/22	200	203
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,435	1,462
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/22	1,225	1,255
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,401
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,516
	Dallas TX GO	5.000%	2/15/23	3,370	3,521
	Dallas TX GO	5.000%	2/15/23	10,000	10,449
	Dallas TX GO	5.000%	2/15/24	500	540
	Dallas TX GO	5.000%	2/15/24	10,000	10,806
	Dallas TX GO	5.000%	2/15/25	10	11
	Dallas TX GO	5.000%	2/15/27	1,870	2,016
	Dallas TX GO	5.000%	2/15/28	12,205	13,134
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	1,265	1,352
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,801
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,234

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	933
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	1,002
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	256
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	561
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	51
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	454
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	374
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	110	113
[14]	Denton Independent School District GO	5.000%	8/15/48	2,565	3,002
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	136
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	124
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	1,900	2,142
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,247
[14]	Eagle Brook Meadows Metropolitan District No. 3 GO	2.250%	8/15/51	5,000	4,279
[14]	El Paso Independent School District GO	4.000%	8/15/48	5,000	5,652
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	743
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,639
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,753
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,000	4,631
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue, Prere.	4.000%	3/1/22	585	587
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue, Prere.	5.000%	3/1/22	70	70
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue, Prere.	5.000%	3/1/22	580	582
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,590	1,575
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	797
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	405
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,595
[14]	Goose Creek Consolidated Independent School District GO PUT	0.720%	8/1/26	3,000	2,887
[14]	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,059
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	7,145	8,585
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,383
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	57
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	30,550	32,602
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	18,040	19,326
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,082
[14]	Gregory-Portland Independent School District GO	5.000%	2/15/25	465	517
[14]	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,124
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	840
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	443
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	415
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	166
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,788
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,697
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/22	110	113
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	8,591
	Harris County TX GO	5.000%	10/1/24	280	288
	Harris County TX GO	5.000%	10/1/24	545	561
	Harris County TX GO	5.000%	10/1/26	1,255	1,429
	Harris County TX GO	5.000%	10/1/27	2,710	3,081
	Harris County TX GO	5.000%	10/1/28	920	1,044
	Harris County TX Highway Revenue	5.000%	8/15/22	670	686
	Harris County TX Highway Revenue	5.000%	8/15/23	870	926
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	1,984
	Harris County TX Highway Revenue	5.000%	8/15/25	2,520	2,855
	Harris County TX Highway Revenue	5.000%	8/15/28	615	714
	Harris County TX Highway Revenue	5.000%	8/15/29	850	870
	Harris County TX Highway Revenue	5.000%	8/15/30	150	153
	Harris County TX Highway Revenue	5.000%	8/15/30	770	889
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,237
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	683
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	191
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	224
	Hidalgo County TX GO	4.000%	8/15/43	3,905	4,354
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	449
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,181
	Houston Community College System GO, Prere.	5.000%	2/15/23	7,015	7,329
[14]	Houston Independent School District GO	5.000%	2/15/22	100	100
[14]	Houston Independent School District GO	5.000%	2/15/23	1,170	1,223
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,932
[14]	Houston Independent School District GO	5.000%	2/15/24	255	275
[14]	Houston Independent School District GO	5.000%	2/15/25	2,740	3,049
[14]	Houston Independent School District GO	5.000%	2/15/26	3,720	4,256
[14]	Houston Independent School District GO	5.000%	2/15/27	150	172
[14]	Houston Independent School District GO	5.000%	2/15/29	200	228
[14]	Houston Independent School District GO	5.000%	2/15/30	835	950
[14]	Houston Independent School District GO	5.000%	2/15/31	3,730	4,241
[14]	Houston Independent School District GO	4.000%	2/15/33	500	561
[14]	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,005
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	98
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	189
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,195	1,437
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,000	5,956
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	4,530	4,616
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	3,500	3,566
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	1,070	1,084
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	374
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	337
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	395	430
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	673
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	387
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,256
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	6,015	7,645
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	620	719
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	385	446
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	164
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	575
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,262
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	1,010	1,222
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,295
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	82
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,636
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	3,304
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	6,617
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,270
	Houston TX GO	5.000%	3/1/22	8,000	8,031
	Houston TX GO	5.000%	3/1/22	2,955	2,966
	Houston TX GO	5.000%	3/1/23	12,900	13,500
	Houston TX GO	5.000%	3/1/24	140	151
	Houston TX GO	5.000%	3/1/25	100	111
	Houston TX GO	5.000%	3/1/26	2,145	2,456
	Houston TX GO	5.000%	3/1/27	2,215	2,536
	Houston TX GO	5.000%	3/1/27	1,650	1,937
	Houston TX GO	5.000%	3/1/28	300	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX GO	5.000%	3/1/28	6,080	7,126
	Houston TX GO	5.000%	3/1/28	85	102
	Houston TX GO	5.000%	3/1/30	1,000	1,247
	Houston TX GO	5.000%	3/1/31	1,355	1,719
	Houston TX GO	4.000%	3/1/32	2,000	2,342
	Houston TX GO, Prere.	5.000%	3/1/22	225	226
	Houston TX GO, Prere.	5.000%	3/1/22	225	226
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	650
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	542
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,116
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	542
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	542
	Irving TX GO	5.000%	9/15/29	1,525	1,872
[14]	Judson Independent School District GO	4.000%	2/1/41	5	5
[14]	Keller TX Independent School District GO	4.000%	8/15/38	21,260	23,054
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,422
	Killeen TX GO, Prere.	5.000%	8/1/22	1,495	1,529
[14]	Klein Independent School District GO	4.000%	8/1/29	1,625	1,774
[14]	Klein Independent School District GO	4.000%	8/1/40	23,645	25,413
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,811
[14]	Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,747
[14]	Leander Independent School District GO	5.000%	8/15/38	450	502
[14]	Leander Independent School District GO	5.000%	8/15/40	400	446
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	789
[14]	Leander Independent School District GO	5.000%	8/15/49	2,000	2,264
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	260	277
[14]	Leander Independent School District GO, Prere.	5.000%	8/15/23	180	191
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	120	54
[14]	Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,024
	Lewisville Independent School District GO	5.000%	8/15/25	2,840	3,018
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	603
[14]	Lewisville Independent School District GO	4.000%	8/15/27	1,855	2,028
	Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,810
	Lone Star College System GO	5.000%	2/15/24	450	486
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,934
	Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/37	1,355	1,373
[1,8]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	9,024
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	850	861
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,620
	Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	6,159
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,261
	Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	212
	Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	300	303
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	3,956
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	600	664
	Lower Colorado River Authority Lease Revenue	5.000%	5/15/44	660	754
	Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,300

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/46	8,745	9,720
	Lubbock TX Electric Light & Power System Revenue	4.000%	4/15/51	10,000	11,072
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,150
[14]	Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,433
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	452
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,476
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,195
	Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,187
[14]	New Caney Independent School District GO	5.000%	2/15/38	2,500	2,889
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	145
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	351
[2]	North Fort Bend Water Authority Water Revenue	4.000%	12/15/60	4,000	4,484
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,519
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	403
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,428
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,461
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,455
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	4,800	4,984
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	624
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	253
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,180
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,637
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,276
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,207
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	4,183
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	3,090	3,310
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	164
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	57
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,943
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,847
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	401
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	254
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,131
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	800	857
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,260
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,129
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,646
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	275
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,395
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	275
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	122
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,204
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,781
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	658
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,485	2,578
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	538

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	8,480	9,556
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,321
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	664
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,600
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,010	9,488
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	9,693
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,811
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,078
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	942
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	17,565
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,235
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	62
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	416
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	11,875	13,593
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	100	115
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,975	7,185
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	1,036
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	2,073
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	83
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	125
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	82
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	1,005	766
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	148
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,141
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	422
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	1,095	740
[14]	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,353
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,050
[14]	Pecos Barstow Toyah Independent School District GO	4.000%	2/15/41	1,455	1,561
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,030	1,127
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,294
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	526
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,394
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	317
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	5,293
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	157
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,555
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	134

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	5,961
San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	3,780
San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	3,233
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	906
San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	168
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,465	1,465
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	675
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,321
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	230
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,281
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,651
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	695	778
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	9,745	11,142
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	1,055
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	542
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	347
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	2,029
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	532
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	295
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,286
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	572
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,304
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,882
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,390
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	202
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	6,231
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	13,000	15,842
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	310
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,365	1,423
San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	17,639
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	779
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,177
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	742
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	679
	San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	9,294
	San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	5,755
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,311
[14]	Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,335
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	152
	Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	250	266
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	1,955	1,962
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	54
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,043
	Texas GO	5.000%	4/1/22	1,605	1,617
	Texas GO	5.000%	10/1/22	710	731
	Texas GO	5.000%	10/1/22	1,455	1,498
	Texas GO	5.000%	4/1/23	2,845	2,987
	Texas GO	5.000%	10/1/23	225	240
	Texas GO	5.000%	4/1/24	805	874
	Texas GO	5.000%	10/1/24	1,020	1,106
	Texas GO	5.000%	10/1/24	2,130	2,350
	Texas GO	5.000%	10/1/24	285	314
	Texas GO	5.000%	4/1/25	1,720	1,863
	Texas GO	5.000%	10/1/25	985	1,084
	Texas GO	5.000%	10/1/25	800	908
	Texas GO	5.000%	4/1/26	2,435	2,634
	Texas GO	5.000%	10/1/26	270	297
	Texas GO	5.000%	10/1/26	1,020	1,158
	Texas GO	5.000%	10/1/27	360	396
	Texas GO	5.000%	10/1/27	1,710	1,939
	Texas GO	5.000%	10/1/28	3,205	3,630
	Texas GO	5.000%	10/1/29	5,365	6,414
	Texas GO	5.000%	10/1/29	1,015	1,148
	Texas GO	4.000%	10/1/31	425	450
	Texas GO	5.000%	10/1/31	510	606
	Texas GO	5.000%	10/1/31	9,390	10,610
	Texas GO	5.000%	10/1/32	2,060	2,447
	Texas GO	5.000%	10/1/33	965	1,146
	Texas GO	5.000%	10/1/34	270	321
	Texas GO	5.000%	10/1/36	1,105	1,246
	Texas GO	4.000%	10/1/44	3,000	3,185
	Texas GO, Prere.	5.000%	4/1/22	640	645
	Texas GO, Prere.	5.000%	4/1/24	640	694
	Texas GO, Prere.	5.000%	4/1/24	455	493
	Texas GO, Prere.	5.000%	4/1/24	1,550	1,680
	Texas GO, Prere.	5.000%	4/1/24	230	249
	Texas GO, Prere.	5.000%	4/1/24	3,665	3,973
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,409
	Texas GO, Prere.	5.000%	4/1/24	665	721
	Texas GO, Prere.	5.000%	4/1/24	555	602

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas GO, Prere.	5.000%	4/1/24	750	813
Texas GO, Prere.	5.000%	10/1/24	3,730	4,109
Texas GO, Prere.	5.000%	10/1/24	47,710	52,561
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,583
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	5,136
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,984
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,270
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	245	297
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,127
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	1,500	1,812
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,125
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,120
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,118
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	2,022
Texas State University System College & University Revenue	5.000%	3/15/29	150	176
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,692
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	162
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,362
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,237
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	117
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,256
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	375	378
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,823
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,285	3,449
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,137
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	292
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	375
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	3,430	3,725
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,795	4,313
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,060	3,478
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	920	1,075

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	3,485	4,072
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,162
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	1,941
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	108
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	299
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	297
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	995
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,175
Texas Water Development Board Water Revenue	5.000%	10/15/31	550	624
Texas Water Development Board Water Revenue	5.000%	10/15/32	4,220	5,159
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,200
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,234
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,261
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,729
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,876
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,415
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,656
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	4,952
Texas Water Development Board Water Revenue	4.000%	10/15/44	2,575	2,955
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,785	13,258
Texas Water Development Board Water Revenue	5.000%	10/15/46	4,055	4,659
Texas Water Development Board Water Revenue	5.000%	10/15/47	7,250	8,574
Texas Water Development Board Water Revenue	5.000%	4/15/49	13,965	16,690
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	21,731
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	260	309
University of Houston College & University Revenue	5.000%	2/15/26	100	115
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,690
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,383
University of Houston College & University Revenue	4.000%	2/15/47	150	159
University of Texas System College & University Revenue	5.000%	8/15/23	465	495
University of Texas System College & University Revenue	5.000%	8/15/23	130	138
University of Texas System College & University Revenue	5.375%	8/15/23	605	647
University of Texas System College & University Revenue	5.000%	8/15/24	240	264
University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,383
University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,402
University of Texas System College & University Revenue	5.000%	8/15/25	595	672
University of Texas System College & University Revenue	5.000%	8/15/26	3,285	3,813
University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,772
University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,735
University of Texas System College & University Revenue	5.000%	8/15/27	815	970

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	7,031
	University of Texas System College & University Revenue	5.000%	8/15/30	13,440	17,035
	University of Texas System College & University Revenue	5.000%	8/15/31	1,910	2,469
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,074
	University of Texas System College & University Revenue	5.000%	8/15/44	700	761
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,797
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,513
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,090
	Williamson County TX GO	4.000%	2/15/28	3,000	3,442
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,847
[14]	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	1,987
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	8,921
					1,392,253
Utah (0.5%)
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,950	5,095
	Jordan School District GO	4.000%	6/15/29	2,450	2,663
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	176
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,025
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,458
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,142
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,130
	University of Utah College & University Revenue	4.000%	8/1/33	425	478
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	101
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	42
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	600
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	10,000	11,394
	Utah GO	5.000%	7/1/25	5,310	6,001
	Utah GO	5.000%	7/1/26	10,855	12,609
	Utah GO	5.000%	7/1/26	6,610	7,678
	Utah GO	5.000%	7/1/29	100	123
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,552
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,020
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	455
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	120	135
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	700	765
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	300	338
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,145	4,551
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	396
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,213
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	315	355
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	705	793
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	203
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,655	2,988
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,041
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	56
				73,784
Vermont (0.0%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	175
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	150
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	219
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	218
				762
Virginia (1.6%)
Arlington County VA GO	5.000%	8/1/22	315	322
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	7,605	8,740
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,208
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,702
Commonwealth of Virginia GO	5.000%	6/1/27	180	202
Fairfax County VA GO	5.000%	4/1/23	125	131
Fairfax County VA GO	5.000%	10/1/23	1,080	1,155
Fairfax County VA GO	4.000%	10/1/27	2,510	2,795
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	548
Hampton Roads Sanitation District Sewer Revenue , Prere.	5.000%	8/1/26	125	145
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,183
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.250%	7/1/60	825	1,016
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,388
Hampton VA GO, Prere.	4.000%	4/1/23	500	519
Henrico County VA GO	5.000%	7/15/23	890	944
Richmond VA GO	3.375%	3/1/41	1,450	1,582
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,278
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	160
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	160
University of Virginia College & University Revenue	5.000%	4/1/44	5,135	6,005
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	6,356
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	8,958
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,350	1,399
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,702
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,000
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,607
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,470

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	160	178
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	166
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/27	320	376
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,425
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,606
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,692
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,853
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	8,434
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,334
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,178
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,602
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	311
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,220
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,024
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	437
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,769
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	5,062
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	6,848
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/22	22,475	22,475
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	8,806
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	3,000	3,508
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	2,139
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	264
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,638
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,814
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	481
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,735	2,081
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	745
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,838
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	281
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	384
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/37	165	167
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,318
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects), Prere.	5.000%	5/15/22	185	187
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,679
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,259
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	437
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,470
Virginia Commonwealth Transportation Board I-81 Regional Fuels Tax Appropriations Revenue	5.000%	5/15/57	10,000	12,358
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,470
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	199
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	365	413
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	840	949
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,575
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	455
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	92
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,830	2,066
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	5,980	6,759
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	2,270	2,563
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,588
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,099
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,888
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,755
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	355
				246,054
Washington (3.1%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,600	5,297
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,474
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	4.000%	11/1/25	1,250	1,376
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	2,450	2,787
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	7,258

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,490
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	585	665
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	1,560	1,775
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	160	182
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	28,000	31,853
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Sales Tax Revenue, Prere.	5.000%	11/1/25	4,680	5,324
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,488
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	4,670	6,022
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	5,767
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	12,260	13,811
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	345	376
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,530	1,559
Energy Northwest Nuclear Revenue	5.000%	7/1/22	420	428
Energy Northwest Nuclear Revenue	5.000%	7/1/23	165	175
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,710	1,871
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	963
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,480	1,714
Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,515
Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,835	4,433
Energy Northwest Nuclear Revenue	5.000%	7/1/28	680	785
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,344
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,760	4,543
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	318
Energy Northwest Nuclear Revenue	5.000%	7/1/34	125	151
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,110	1,360
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	934
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,849
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,187
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	109
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,641
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	895	1,063
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,044
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,220	2,635
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	265

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	440	496
	Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	5,000	5,625
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	280	315
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	229
	Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,290	3,905
	King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,197
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	2,872
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	195	227
	King County WA GO	4.000%	7/1/30	5,740	6,466
	King County WA GO	5.000%	1/1/31	5,905	7,537
	King County WA GO	5.000%	1/1/32	5,035	6,494
	King County WA Sewer Revenue	4.000%	7/1/33	415	459
[1]	King County WA Sewer Revenue	5.000%	1/1/47	11,900	12,823
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	6,025	6,381
	King County WA Sewer Revenue, Prere.	5.000%	1/1/25	105	117
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,800
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,337
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,115	2,412
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	56
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	767
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,405
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,240
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,541
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	879
	Seattle WA GO	4.000%	10/1/27	1,230	1,273
	Seattle WA GO	4.000%	12/1/27	1,430	1,486
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	22,145	25,828
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,338
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	550
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,201
	Spokane WA GO	4.000%	12/1/31	1,475	1,669
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,612
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,310
	University of Washington College & University Revenue	4.000%	12/1/41	1,765	1,965
	University of Washington College & University Revenue	3.125%	7/1/42	1,245	1,262
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,164
	University of Washington College & University Revenue	4.000%	4/1/51	2,890	3,303

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue PUT	5.000%	5/1/22	5,000	5,044
University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,500	2,547
Washington GO	5.000%	7/1/22	320	326
Washington GO	5.000%	7/1/22	200	204
Washington GO	5.000%	1/1/23	115	120
Washington GO	5.000%	7/1/23	585	619
Washington GO	5.000%	7/1/23	1,505	1,531
Washington GO	5.000%	7/1/23	1,510	1,599
Washington GO	5.000%	7/1/23	410	434
Washington GO	5.000%	8/1/23	855	908
Washington GO	5.000%	7/1/24	135	138
Washington GO	5.000%	7/1/24	805	880
Washington GO	5.000%	7/1/24	525	574
Washington GO	5.000%	7/1/24	145	159
Washington GO	4.000%	7/1/25	1,455	1,476
Washington GO	5.000%	7/1/25	420	428
Washington GO	5.000%	7/1/25	445	471
Washington GO	5.000%	7/1/25	565	576
Washington GO	5.000%	7/1/25	295	327
Washington GO	5.000%	7/1/25	355	400
Washington GO	5.000%	7/1/25	1,035	1,167
Washington GO	5.000%	8/1/25	295	333
Washington GO	4.000%	7/1/26	2,735	2,916
Washington GO	5.000%	7/1/26	330	377
Washington GO	5.000%	7/1/26	6,550	7,590
Washington GO	4.000%	7/1/27	4,170	4,232
Washington GO	4.000%	7/1/27	3,840	3,897
Washington GO	5.000%	7/1/27	3,385	3,747
Washington GO	5.000%	8/1/27	5,370	6,395
Washington GO	4.000%	7/1/28	5,990	6,079
Washington GO	4.000%	7/1/28	10	10
Washington GO	5.000%	7/1/28	350	387
Washington GO	5.000%	7/1/28	125	138
Washington GO	5.000%	7/1/28	810	920
Washington GO	5.000%	7/1/28	5,330	5,895
Washington GO	5.000%	8/1/28	100	119
Washington GO	3.000%	7/1/29	275	277
Washington GO	5.000%	7/1/29	390	431
Washington GO	5.000%	7/1/29	65	74
Washington GO	5.000%	7/1/30	13,820	15,280
Washington GO	5.000%	7/1/30	205	233
Washington GO	5.000%	8/1/30	75	80
Washington GO	5.000%	8/1/30	2,310	2,666
Washington GO	5.000%	7/1/31	2,530	2,796
Washington GO	5.000%	7/1/31	2,000	2,210
Washington GO	5.000%	8/1/31	975	1,034
Washington GO	5.000%	8/1/31	595	686
Washington GO	5.000%	7/1/32	2,955	3,263
Washington GO	5.000%	7/1/32	425	482
Washington GO	5.000%	8/1/32	2,065	2,321
Washington GO	5.000%	7/1/33	400	441
Washington GO	5.000%	7/1/33	1,870	2,120
Washington GO	5.000%	8/1/33	620	657
Washington GO	5.000%	8/1/33	745	837
Washington GO	5.000%	8/1/33	875	1,033
Washington GO	5.000%	8/1/34	235	249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/34	15	17
	Washington GO	5.000%	8/1/34	215	241
	Washington GO	5.000%	8/1/35	500	589
	Washington GO	5.000%	8/1/36	1,410	1,581
	Washington GO	5.000%	8/1/36	9,290	11,826
	Washington GO	5.000%	8/1/37	8,575	9,611
	Washington GO	5.000%	8/1/37	560	643
	Washington GO	5.000%	8/1/37	5,000	6,133
	Washington GO	5.000%	2/1/38	1,050	1,128
	Washington GO	5.000%	6/1/38	2,020	2,512
	Washington GO	5.000%	8/1/38	10,455	11,074
	Washington GO	5.000%	8/1/38	1,500	1,872
	Washington GO	5.000%	6/1/39	1,100	1,366
	Washington GO	5.000%	8/1/39	3,175	3,553
	Washington GO	5.000%	8/1/39	560	642
	Washington GO	5.000%	8/1/40	675	755
	Washington GO	5.000%	8/1/40	3,105	3,471
	Washington GO	5.000%	8/1/41	6,840	8,628
	Washington GO	5.000%	2/1/42	500	590
	Washington GO	5.000%	2/1/42	7,000	8,559
	Washington GO	5.000%	8/1/42	6,645	8,210
	Washington GO	5.000%	8/1/43	1,025	1,221
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,775
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,790	1,836
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,797
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,559
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	106
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	3,184
[1]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	1,128
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	3,443
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,697
	Washington State University College & University Revenue	5.000%	4/1/40	165	182
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	413
					464,847
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,393
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,140	1,174
					2,567
Wisconsin (0.8%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	851
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,023

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	276
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,375	9,434
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	3,703
	West De Pere School District GO	3.000%	4/1/32	2,885	3,047
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	283
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	1,043
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	839
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	10,500	2,339
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	52
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	1,535	1,564
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,560
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	611
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	100	118
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	795
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	122
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,339
	Wisconsin GO	5.000%	11/1/22	320	331
	Wisconsin GO	5.000%	11/1/22	25	26
	Wisconsin GO	5.000%	11/1/23	575	593
	Wisconsin GO	5.000%	11/1/23	1,515	1,623
	Wisconsin GO	5.000%	5/1/24	2,685	2,828
	Wisconsin GO	5.000%	5/1/24	120	126
	Wisconsin GO	5.000%	5/1/24	1,000	1,087
	Wisconsin GO	5.000%	11/1/24	2,225	2,458
	Wisconsin GO	5.000%	11/1/24	535	591
	Wisconsin GO	5.000%	5/1/25	8,610	9,525
	Wisconsin GO	5.000%	11/1/25	140	157
	Wisconsin GO	5.000%	5/1/26	90	100
	Wisconsin GO	5.000%	11/1/26	165	193
	Wisconsin GO	5.000%	5/1/27	2,945	3,249
	Wisconsin GO	5.000%	5/1/28	4,250	4,689
	Wisconsin GO	5.000%	11/1/28	2,000	2,302
	Wisconsin GO	5.000%	11/1/28	220	260
	Wisconsin GO	5.000%	11/1/28	2,135	2,519
	Wisconsin GO	5.000%	11/1/29	1,345	1,547
	Wisconsin GO	5.000%	11/1/29	3,550	4,185
	Wisconsin GO	5.000%	11/1/31	1,150	1,354
	Wisconsin GO	5.000%	11/1/32	3,750	4,412
	Wisconsin GO	5.000%	5/1/34	3,480	3,887
	Wisconsin GO	4.000%	5/1/37	12,140	13,897
	Wisconsin GO	4.000%	5/1/38	13,025	14,905
	Wisconsin GO	5.000%	5/1/38	3,880	4,327
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,699

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin GO, Prere.	5.000%	5/1/22	90	91
	Wisconsin GO, Prere.	5.000%	5/1/22	150	152
	Wisconsin GO, Prere.	5.000%	5/1/23	620	653
	Wisconsin GO, Prere.	5.000%	5/1/23	1,000	1,053
	Wisconsin GO, Prere.	5.000%	5/1/23	200	211
	Wisconsin GO, Prere.	5.000%	5/1/24	1,750	1,904
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	450	495
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	707
					119,135
Total Tax-Exempt Municipal Bonds (Cost $14,978,802)					14,983,488
				Shares
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[15]	Vanguard Municipal Cash Management Fund (Cost $340,996)	0.067%		3,409,346	341,003
Total Investments (101.1%) (Cost $15,319,798)					15,324,491
Other Assets and Liabilities—Net (-1.1%)					(159,741)
Net Assets (100%)					15,164,750
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2022.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, the aggregate value was $7,681,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,983,488	—	14,983,488
Temporary Cash Investments	341,003	—	—	341,003
Total	341,003	14,983,488	—	15,324,491